UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-01716

AB CAP FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: May 31, 2016

Date of reporting period: February 29, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

AB Cap Fund, Inc. - AB Long/Short Multi-Manager Fund

Portfolio of Investments

February 29, 2016 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 65.6%
Consumer Discretionary - 15.4%
Auto Components - 1.9%
Goodyear Tire & Rubber Co. (The)	6,411	$193,099
Johnson Controls, Inc.	6,529	238,048
Tenneco, Inc. (a)	1,471	66,960
Visteon Corp.	1,625	113,620

		611,727

Automobiles - 0.7%
Peugeot SA (a)	15,249	228,790

Hotels, Restaurants & Leisure - 3.7%
Buffalo Wild Wings, Inc. (a)	780	123,747
Carnival Corp. (b)	10,215	489,911
McDonald’s Corp. (b)	2,166	253,834
Starbucks Corp.	3,871	225,331
Wyndham Worldwide Corp.	1,579	115,014

		1,207,837

Household Durables - 0.9%
CalAtlantic Group, Inc.	5,057	153,429
Garmin Ltd.	173	7,008
Mohawk Industries, Inc. (a)	839	150,794

		311,231

Internet & Catalog Retail - 1.0%
Amazon.com, Inc. (a)	146	80,668
Liberty Interactive Corp. QVC Group-Class A (a)	10,159	257,835

		338,503

Media - 5.0%
Comcast Corp.-Class A (b)	8,630	498,209
DISH Network Corp.-Class A (a)	7,266	342,447
JCDecaux SA	5,786	226,950
Liberty Global PLC-Series C (a)	1,537	55,271
Time Warner, Inc.	7,498	496,368

		1,619,245

Multiline Retail - 0.6%
Dollar Tree, Inc. (a)(b)	2,412	193,563

Specialty Retail - 1.1%
Advance Auto Parts, Inc.	1,242	184,362
Home Depot, Inc. (The)	533	66,156
Industria de Diseno Textil SA	3,376	104,166
MarineMax, Inc. (a)	678	12,028

		366,712

Textiles, Apparel & Luxury Goods - 0.5%
Moncler SpA	3,575	55,267

Company	Shares	U.S. $ Value
Skechers U.S.A., Inc.-Class A (a)	3,053	100,505

		155,772

		5,033,380

Information Technology - 11.2%
Communications Equipment - 0.5%
ARRIS International PLC (a)	3,391	81,011
Radware Ltd. (a)	2,863	32,953
Ruckus Wireless, Inc. (a)	4,372	42,321

		156,285

Electronic Equipment, Instruments & Components - 1.7%
Corning, Inc.	14,991	274,336
TE Connectivity Ltd.	5,123	291,601

		565,937

Internet Software & Services - 2.1%
Facebook, Inc.-Class A (a)(b)	4,040	431,957
Rackspace Hosting, Inc. (a)	2,171	46,742
Tencent Holdings Ltd.	10,811	197,954

		676,653

IT Services - 0.9%
Computer Sciences Corp.	1,749	50,389
CSRA, Inc.	1,513	39,262
Western Union Co. (The)-Class W	12,315	224,872

		314,523

Semiconductors & Semiconductor Equipment - 1.4%
Broadcom Ltd.	3,212	430,311
NVIDIA Corp.	499	15,649

		445,960

Software - 2.9%
Citrix Systems, Inc. (a)(b)	1,603	113,252
CommVault Systems, Inc. (a)	1,042	39,044
Intuit, Inc.	517	49,963
Microsoft Corp. (b)	5,779	294,035
PTC, Inc. (a)	2,142	66,209
Symantec Corp.	15,873	306,508
Take-Two Interactive Software, Inc. (a)	2,663	95,841

		964,852

Technology Hardware, Storage & Peripherals - 1.7%
Apple, Inc.	648	62,655
EMC Corp./MA (b)	2,869	74,967
Lexmark International, Inc.-Class A	1,448	44,917
NCR Corp. (a)	3,926	91,711
Western Digital Corp. (b)	6,179	268,972

		543,222

		3,667,432

Company	Shares	U.S. $ Value
Industrials - 9.3%
Aerospace & Defense - 2.4%
Airbus Group SE	1,210	78,090
Honeywell International, Inc.	1,200	121,620
Lockheed Martin Corp. (b)	598	129,042
Raytheon Co.	3,799	470,506

		799,258

Air Freight & Logistics - 0.4%
FedEx Corp. (b)	998	136,606

Airlines - 1.2%
Delta Air Lines, Inc.	6,645	320,555
Wizz Air Holdings PLC (a)(c)	2,136	54,112

		374,667

Construction & Engineering - 0.2%
AECOM (a)	2,488	68,321

Electrical Equipment - 0.8%
Eaton Corp. PLC	4,592	260,412

Industrial Conglomerates - 0.8%
General Electric Co. (b)	8,668	252,586

Machinery - 0.1%
Atlas Copco AB-Class A	1,154	26,006
Greenbrier Cos., Inc. (The)	583	14,838

		40,844

Marine - 0.3%
Kirby Corp. (a)	1,786	101,105

Road & Rail - 2.4%
Avis Budget Group, Inc. (a)	2,429	62,280
Genesee & Wyoming, Inc.-Class A (a)	638	36,187
Hertz Global Holdings, Inc. (a)	10,460	88,910
Kansas City Southern	1,262	103,118
Norfolk Southern Corp.	2,547	186,364
Old Dominion Freight Line, Inc. (a)(b)	1,902	122,793
Ryder System, Inc.	651	36,925
Swift Transportation Co. (a)	7,847	133,713

		770,290

Trading Companies & Distributors - 0.6%
AerCap Holdings NV (a)	4,921	175,827
MRC Global, Inc. (a)	2,381	28,453

		204,280

Transportation Services - 0.1%
Europcar Groupe SA (a)(c)	3,345	34,830

		3,043,199

Consumer Staples - 7.0%
Beverages - 3.2%
Coca-Cola Co. (The) (b)	5,877	253,475

Company	Shares	U.S. $ Value
Constellation Brands, Inc.-Class A	3,128	442,393
Molson Coors Brewing Co.-Class B	1,394	118,867
Monster Beverage Corp. (a)	856	107,428
PepsiCo, Inc.	1,237	121,003

		1,043,166

Consumer Products - 1.7%
Alphabet, Inc.-Class A (a)(b)	777	557,280

Food & Staples Retailing - 0.5%
Costco Wholesale Corp.	1,189	178,386

Food Products - 1.6%
JM Smucker Co. (The) (b)	1,578	201,305
Kraft Heinz Co. (The)	1,628	125,389
Mondelez International, Inc.-Class A (b)	3,508	142,179
WhiteWave Foods Co. (The) (a)	1,279	49,523

		518,396

		2,297,228

Financials - 6.4%
Banks - 2.4%
Bank of America Corp. (b)	26,424	330,828
Bank of the Ozarks, Inc. (b)	3,583	135,581
JPMorgan Chase & Co.	692	38,960
Signature Bank/New York NY (a)(b)	962	124,627
Western Alliance Bancorp (a)(b)	4,920	146,222

		776,218

Capital Markets - 1.3%
Affiliated Managers Group, Inc. (a)(b)	830	115,113
Ameriprise Financial, Inc.	2,344	196,779
Invesco Ltd.	3,520	94,125
OM Asset Management PLC	3,323	37,882

		443,899

Diversified Financial Services - 0.3%
Intercontinental Exchange, Inc. (b)	420	100,153

Insurance - 2.1%
Aflac, Inc.	4,927	293,255
AmTrust Financial Services, Inc.	3,564	87,140
Assurant, Inc.	1,658	117,884
Willis Towers Watson PLC	1,571	178,025

		676,304

Real Estate Management & Development - 0.3%
Realogy Holdings Corp. (a)(b)	3,352	107,164

		2,103,738

Health Care - 6.3%
Biotechnology - 0.5%
Gilead Sciences, Inc. (b)	1,839	160,453

Company	Shares	U.S. $ Value
Health Care Equipment & Supplies - 0.2%
Becton Dickinson and Co. (b)	494	72,840

Health Care Providers & Services - 3.1%
Acadia Healthcare Co., Inc. (a)(b)	1,589	88,047
Aetna, Inc.	3,453	375,099
Anthem, Inc.	2,357	308,036
HCA Holdings, Inc. (a)(b)	1,180	81,668
Universal Health Services, Inc.-Class B (b)	1,387	153,083

		1,005,933

Pharmaceuticals - 2.5%
Allergan PLC (a)	1,479	429,073
Bristol-Myers Squibb Co. (b)	2,816	174,395
Johnson & Johnson (b)	1,218	128,146
Pfizer, Inc. (b)	2,871	85,182

		816,796

		2,056,022

Materials - 4.0%
Chemicals - 3.2%
Celanese Corp.-Series A	3,614	218,069
CF Industries Holdings, Inc. (b)	11,942	435,405
LyondellBasell Industries NV-Class A	3,040	243,838
Sherwin-Williams Co. (The) (b)	554	149,857

		1,047,169

Construction Materials - 0.1%
Buzzi Unicem SpA	2,051	31,205

Containers & Packaging - 0.2%
Owens-Illinois, Inc. (a)	3,837	57,401

Metals & Mining - 0.3%
Teck Resources Ltd.	16,835	97,475

Paper & Forest Products - 0.2%
Canfor Corp. (a)	5,348	55,338

		1,288,588

Energy - 2.9%
Energy Equipment & Services - 0.6%
National Oilwell Varco, Inc.	4,148	121,412
Schlumberger Ltd.	873	62,611

		184,023

Oil, Gas & Consumable Fuels - 2.3%
California Resources Corp.	408	229
EOG Resources, Inc.	2,988	193,443
Occidental Petroleum Corp.	4,343	298,885
Phillips 66	784	62,242
Suncor Energy, Inc. (New York)	8,302	203,233

		758,032

		942,055

Company	Shares	U.S. $ Value
Utilities - 2.0%
Electric Utilities - 1.2%
Edison International	2,116	144,227
NextEra Energy, Inc. (b)	2,258	254,747

		398,974

Multi-Utilities - 0.8%
Sempra Energy (b)	2,492	240,503

		639,477

Telecommunication Services - 1.1%
Diversified Telecommunication Services - 0.9%
AT&T, Inc.	3,684	136,124
Cellnex Telecom SAU (c)	3,315	52,978
Sunrise Communications Group AG (a)(c)	1,538	90,977

		280,079

Wireless Telecommunication Services - 0.2%
T-Mobile US, Inc. (a)(b)	1,914	71,009

		351,088

Total Common Stocks (cost $22,389,443)		21,422,207

DEPOSITORY RECEIPTS - 0.5%
Information Technology - 0.2%
Semiconductors & Semiconductor Equipment - 0.2%
ARM Holdings PLC (Sponsored ADR)	1,355	55,514

Materials - 0.3%
Metals & Mining - 0.3%
Rio Tinto PLC (Sponsored ADR)	3,714	96,936

Total Depository Receipts (cost $167,572)		152,450

REAL ESTATE INVESTMENT TRUST UNITS - 0.3%
Financials - 0.3%
Real Estate Investment Trusts (REITs) - 0.3%
Public Storage (cost $89,728)	398	99,297

EQUITY LINKED NOTE - 0.2%
Financials - 0.2%
Banks - 0.2%
National Commercial Bank, HSBC Bank PLC, expiring 11/20/17 (a) (cost $112,540)	6,393	67,542

	Contracts
OPTIONS PURCHASED - PUTS - 0.2%
Alibaba Group Holding Ltd. Expiration: Mar 2016, Exercise Price: $ 62.50 (a)(d)	9	365

Company	Contracts	U.S. $ Value
Alibaba Group Holding Ltd. Expiration: Mar 2016, Exercise Price: $ 57.50 (a)(d)	19	186
athenahealth, Inc. Expiration: Mar 2016, Exercise Price: $ 115.00 (a)(d)	4	225
BofI Holding, Inc. Expiration: Mar 2016, Exercise Price: $ 17.50 (a)(d)	19	1,081
BofI Holding, Inc. Expiration: Mar 2016, Exercise Price: $ 15.00 (a)(d)	16	202
BofI Holding, Inc. Expiration: Apr 2016, Exercise Price: $ 18.75 (a)(d)	7	1,121
CarMax, Inc. Expiration: Mar 2016, Exercise Price: $ 42.50 (a)(d)	12	608
Caterpillar, Inc. Expiration: Mar 2016, Exercise Price: $ 57.50 (a)(d)	17	105
Cheniere Energy, Inc. Expiration: Mar 2016, Exercise Price: $ 27.50 (a)(d)	7	120
Credit Acceptance Corp. Expiration: Mar 2016, Exercise Price: $ 185.00 (a)(d)	2	1,235
Credit Acceptance Corp. Expiration: Mar 2016, Exercise Price: $ 170.00 (a)(d)	2	502
Diamond Resorts International, Inc. Expiration: Mar 2016, Exercise Price: $ 22.50 (a)(d)	15	3,328
Diamond Resorts International, Inc. Expiration: Apr 2016, Exercise Price: $ 25.00 (a)(d)	9	4,309
Express Scripts Holding Co. Expiration: Mar 2016, Exercise Price: $ 70.00 (a)(d)	2	269
Express Scripts Holding Co. Expiration: Mar 2016, Exercise Price: $ 65.00 (a)(d)	9	358
Franklin Resources, Inc. Expiration: Mar 2016, Exercise Price: $ 30.00 (a)(d)	29	363
Garmin Ltd. Expiration: Mar 2016, Exercise Price: $ 40.00 (a)(d)	13	1,321
Glencore PLC Expiration: Mar 2016, Exercise Price: GBP 1.46 (a)(e)	21,654	422

Company	Contracts	U.S. $ Value
GrubHub, Inc. Expiration: Mar 2016, Exercise Price: $ 22.50 (a)(d)	17	1,204
GrubHub, Inc. Expiration: Mar 2016, Exercise Price: $ 17.50 (a)(d)	19	103
Horizon Pharma PLC Expiration: Mar 2016, Exercise Price: $ 18.00 (a)(d)	9	1,602
LifeLock, Inc. Expiration: Mar 2016, Exercise Price: $ 11.00 (a)(d)	18	718
Logitech International SA Expiration: Mar 2016, Exercise Price: $ 15.00 (a)(d)	13	523
lululemon athletica, Inc. Expiration: Mar 2016, Exercise Price: $ 60.00 (a)(d)	13	1,479
Mallinckrodt PLC Expiration: Mar 2016, Exercise Price: $ 65.00 (a)(d)	5	1,376
Marriott Vacations Worldwide Corp. Expiration: Apr 2016, Exercise Price: $ 60.00 (a)(d)	7	2,240
Mattel, Inc. Expiration: Mar 2016, Exercise Price: $ 29.00 (a)(d)	24	454
Mattel, Inc. Expiration: Mar 2016, Exercise Price: $ 28.00 (a)(d)	17	213
Mobileye NV Expiration: Mar 2016, Exercise Price: $ 29.00 (a)(d)	10	723
Mobileye NV Expiration: Mar 2016, Exercise Price: $ 25.00 (a)(d)	12	250
Mobileye NV Expiration: Apr 2016, Exercise Price: $ 32.00 (a)(d)	10	2,873
Mobileye NV Expiration: Apr 2016, Exercise Price: $ 28.00 (a)(d)	9	1,203
Netflix, Inc. Expiration: Mar 2016, Exercise Price: $ 85.00 (a)(d)	5	785
Papa John’s International, Inc. Expiration: Mar 2016, Exercise Price: $ 55.00 (a)(d)	8	689
Papa John’s International, Inc. Expiration: Mar 2016, Exercise Price: $ 47.50 (a)(d)	7	112

Company	Contracts	U.S. $ Value
Papa John’s International, Inc. Expiration: Apr 2016, Exercise Price: $ 60.00 (a)(d)	8	2,988
salesforce.com, Inc. Expiration: Mar 2016, Exercise Price: $ 50.00 (a)(d)	3	6
SolarCity Corp. Expiration: Mar 2016, Exercise Price: $ 21.00 (a)(d)	12	4,405
SolarCity Corp. Expiration: Mar 2016, Exercise Price: $ 19.00 (a)(d)	19	4,387
SolarCity Corp. Expiration: Mar 2016, Exercise Price: $ 17.00 (a)(d)	19	2,464
Standard Chartered PLC Expiration: Mar 2016, Exercise Price: GBP 5.29 (a)(e)	13,035	1,016
Teradata Corp. Expiration: Mar 2016, Exercise Price: $ 25.00 (a)(d)	24	1,954
Tesla Motors, Inc. Expiration: Mar 2016, Exercise Price: $ 185.00 (a)(d)	2	1,256
Tesla Motors, Inc. Expiration: Mar 2016, Exercise Price: $ 175.00 (a)(d)	4	1,333
Twitter, Inc. Expiration: Mar 2016, Exercise Price: $ 17.00 (a)(d)	22	950
Twitter, Inc. Expiration: Mar 2016, Exercise Price: $ 12.00 (a)(d)	45	27
Valeant Pharmaceuticals International, Inc. Expiration: Mar 2016, Exercise Price: $ 78.00 (a)(d)	6	7,518
Whole Foods Market, Inc. Expiration: Mar 2016, Exercise Price: $ 29.00 (a)(d)	31	481
Woodside Petroleum Ltd. Expiration: Mar 2016, Exercise Price: AUD 18.91 (a)(d)	14	1,732
Woodside Petroleum Ltd. Expiration: Mar 2016, Exercise Price: AUD 17.13 (a)(d)	29	1,234
Zillow, Inc. Expiration: Mar 2016, Exercise Price: $ 17.50 (a)(d)	18	297
Zillow, Inc. Expiration: Mar 2016, Exercise Price: $ 15.00 (a)(d)	18	52

Company	Contracts	U.S. $ Value
Zillow, Inc. Expiration: Apr 2016, Exercise Price: $ 20.00 (a)(d)	18	2,480

Total Options Purchased - Puts (premiums paid $156,442)		67,247

	Shares
WARRANTS - 0.0%
Financials - 0.0%
Banks - 0.0%
JPMorgan Chase & Co., expiring 10/28/18 (a) (cost $12,786)	721	11,738

SHORT-TERM INVESTMENTS - 19.8%
Investment Companies - 19.8%
AB Fixed Income Shares, Inc. - Government STIF Portfolio, 0.40% (f)(g) (cost $6,474,479)	6,474,479	6,474,479

Total Investments Before Securities Sold Short - 86.6% (cost $29,402,990)		28,294,960

SECURITIES SOLD SHORT - (27.5)%
COMMON STOCKS - (21.4)%
Consumer Discretionary - (6.3)%
Auto Components - (0.2)%
BorgWarner, Inc.	(1,023)	(33,432)
Delphi Automotive PLC	(486)	(32,406)

		(65,838)

Automobiles - (0.9)%
Bayerische Motoren Werke AG	(377)	(30,627)
Daimler AG (REG)	(450)	(30,617)
Ford Motor Co.	(2,641)	(33,039)
General Motors Co.	(3,015)	(88,761)
Tesla Motors, Inc. (a)	(388)	(74,469)
Thor Industries, Inc.	(762)	(42,199)

		(299,712)

Distributors - (0.1)%
LKQ Corp. (a)	(637)	(17,581)

Diversified Consumer Services - (0.2)%
DeVry Education Group, Inc.	(1,047)	(19,118)
Grand Canyon Education, Inc. (a)	(485)	(18,906)
LifeLock, Inc. (a)	(2,371)	(26,152)

		(64,176)

Hotels, Restaurants & Leisure - (1.3)%
BJ’s Restaurants, Inc. (a)	(543)	(23,935)
Carnival Corp.	(732)	(35,106)
Diamond Resorts International, Inc. (a)	(1,948)	(42,447)
Dunkin’ Brands Group, Inc.	(572)	(26,644)
Marriott International, Inc./MD-Class A	(605)	(41,231)

Company	Shares	U.S. $ Value
Marriott Vacations Worldwide Corp.	(540)	(32,697)
McDonald’s Corp.	(246)	(28,829)
Papa John’s International, Inc.	(325)	(18,899)
Restaurant Brands International, Inc.	(1,351)	(47,366)
Royal Caribbean Cruises Ltd.	(472)	(35,102)
Sonic Corp.	(859)	(25,229)
Wyndham Worldwide Corp.	(758)	(55,213)

		(412,698)

Household Durables - (0.3)%
Garmin Ltd.	(912)	(36,945)
Jarden Corp. (a)	(949)	(50,183)

		(87,128)

Internet & Catalog Retail - (0.2)%
Netflix, Inc. (a)	(240)	(22,418)
TripAdvisor, Inc. (a)	(542)	(33,929)
Zalando SE (a)(c)	(531)	(16,551)

		(72,898)

Leisure Products - (0.2)%
BRP, Inc./CA (a)	(1,890)	(23,021)
Mattel, Inc.	(1,014)	(32,975)

		(55,996)

Media - (0.4)%
Altice NV-Class A (a)	(3,974)	(57,005)
Live Nation Entertainment, Inc. (a)	(1,696)	(37,295)
World Wrestling Entertainment, Inc.-Class A	(2,463)	(41,182)

		(135,482)

Multiline Retail - (1.2)%
Canadian Tire Corp. Ltd.-Class A	(2,131)	(207,178)
Dollarama, Inc.	(1,030)	(59,958)
Kohl’s Corp.	(1,298)	(60,577)
Target Corp.	(851)	(66,761)

		(394,474)

Specialty Retail - (0.6)%
AutoNation, Inc. (a)	(955)	(49,154)
CarMax, Inc. (a)	(904)	(41,819)
Five Below, Inc. (a)	(1,069)	(40,996)
GNC Holdings, Inc.	(1,340)	(38,163)
Hennes & Mauritz AB-Class B	(978)	(31,694)
Restoration Hardware Holdings, Inc. (a)	(331)	(12,575)

		(214,401)

Textiles, Apparel & Luxury Goods - (0.7)%
Cie Financiere Richemont SA (REG)	(592)	(37,593)
lululemon athletica, Inc. (a)	(596)	(37,387)
Luxottica Group SpA	(618)	(35,279)
Pandora A/S	(262)	(33,074)

Company	Shares	U.S. $ Value
Swatch Group AG (The)	(263)	(91,072)

		(234,405)

		(2,054,789)

Information Technology - (3.3)%
Internet Software & Services - (0.6)%
CoStar Group, Inc. (a)	(222)	(39,307)
GrubHub, Inc. (a)	(1,026)	(24,152)
MercadoLibre, Inc.	(489)	(49,761)
Zillow Group, Inc. (a)	(3,279)	(70,827)

		(184,047)

IT Services - (0.7)%
Alliance Data Systems Corp. (a)	(154)	(32,360)
FleetCor Technologies, Inc. (a)	(276)	(35,242)
International Business Machines Corp.	(651)	(85,301)
Teradata Corp. (a)	(1,576)	(39,321)
Western Union Co. (The)	(1,942)	(35,461)
Wirecard AG	(403)	(15,899)

		(243,584)

Semiconductors & Semiconductor Equipment - (0.3)%
First Solar, Inc. (a)	(778)	(55,915)
Micron Technology, Inc. (a)	(4,004)	(42,562)

		(98,477)

Software - (1.3)%
Adobe Systems, Inc. (a)	(415)	(35,337)
Mobileye NV (a)	(3,828)	(124,257)
Oracle Corp. (b)	(1,142)	(42,003)
salesforce.com, Inc. (a)	(372)	(25,203)
SAP SE	(901)	(67,938)
Splunk, Inc. (a)	(1,510)	(65,836)
Workday, Inc. Class A (a)	(1,001)	(60,511)

		(421,085)

Technology Hardware, Storage & Peripherals - (0.4)%
Logitech International SA (REG)	(1,938)	(29,917)
NetApp, Inc.	(2,067)	(51,344)
Pure Storage, Inc. (a)	(297)	(4,271)
Seagate Technology PLC	(1,733)	(54,347)

		(139,879)

		(1,087,072)

Financials - (3.0)%
Banks - (0.7)%
Bank of Montreal	(483)	(26,575)
Canadian Imperial Bank of Commerce/Canada	(969)	(64,421)
DBS Group Holdings Ltd.	(5,308)	(51,124)
Grupo Financiero Banorte SAB de CV	(8,827)	(44,554)
Grupo Financiero Inbursa SAB de CV	(26,146)	(46,523)

		(233,197)

Company	Shares	U.S. $ Value
Capital Markets - (1.2)%
Affiliated Managers Group, Inc. (a)	(290)	(40,220)
Eaton Vance Corp.	(1,048)	(30,298)
Franklin Resources, Inc.	(4,222)	(151,358)
Goldman Sachs Group, Inc. (The)	(394)	(58,915)
Waddell & Reed Financial, Inc.	(4,696)	(109,980)

		(390,771)

Consumer Finance - (0.3)%
Ally Financial, Inc. (a)	(3,162)	(55,588)
Credit Acceptance Corp. (a)	(128)	(25,225)
Santander Consumer USA Holdings, Inc. (a)	(2,180)	(22,345)

		(103,158)

Insurance - (0.4)%
CNP Assurances	(9,934)	(146,909)

Real Estate Management & Development - (0.2)%
Brookfield Asset Management, Inc.	(1,621)	(49,700)

Thrifts & Mortgage Finance - (0.2)%
BofI Holding, Inc. (a)	(2,717)	(50,346)

		(974,081)

Materials - (2.6)%
Chemicals - (1.7)%
Air Products & Chemicals, Inc.	(661)	(87,563)
EI du Pont de Nemours & Co.	(934)	(56,853)
LyondellBasell Industries NV-Class A	(655)	(52,538)
Monsanto Co.	(1,707)	(153,613)
Mosaic Co. (The)	(6,998)	(186,496)
Potash Corp. of Saskatchewan, Inc.	(1,830)	(31,000)

		(568,063)

Construction Materials - (0.1)%
LafargeHolcim Ltd. (REG)	(358)	(14,085)

Metals & Mining - (0.8)%
First Quantum Minerals Ltd.	(9,605)	(34,998)
GlenCore PLC	(86,985)	(159,682)
Grupo Mexico SAB de CV-Series B	(17,578)	(36,979)
ThyssenKrupp AG	(905)	(15,290)

		(246,949)

		(829,097)

Industrials - (2.5)%
Aerospace & Defense - (0.2)%
Boeing Co. (The)	(608)	(71,853)

Air Freight & Logistics - (0.2)%
United Parcel Service, Inc.	(504)	(48,661)

Airlines - (0.6)%
American Airlines Group, Inc.	(788)	(32,308)
ANA Holdings, Inc.	(14,374)	(40,655)
Deutsche Lufthansa AG (REG) (a)	(6,138)	(91,407)

Company	Shares	U.S. $ Value
United Continental Holdings, Inc. (a)	(510)	(29,203)

		(193,573)

Construction & Engineering - 0.0%
Fluor Corp.	(274)	(12,615)

Electrical Equipment - 0.0%
SolarCity Corp. (a)	(654)	(12,053)

Industrial Conglomerates - (0.2)%
General Electric Co.	(1,780)	(51,869)

Machinery - (0.6)%
Caterpillar, Inc.	(713)	(48,270)
Cummins, Inc.	(636)	(62,055)
Deere & Co.	(222)	(17,800)
PACCAR, Inc.	(948)	(48,822)

		(176,947)

Marine - (0.1)%
AP Moeller - Maersk A/S-Class B	(24)	(31,541)

Road & Rail - (0.1)%
Canadian Pacific Railway Ltd.	(176)	(21,330)
Knight Transportation, Inc.	(761)	(18,439)

		(39,769)

Trading Companies & Distributors - (0.5)%
Air Lease Corp.	(840)	(25,242)
Fastenal Co.	(2,455)	(111,187)
Noble Group Ltd.	(160,600)	(39,336)

		(175,765)

		(814,646)

Consumer Staples - (1.8)%
Beverages - (0.4)%
Coca-Cola Co. (The)	(2,105)	(90,788)
Monster Beverage Corp. (a)	(397)	(49,824)

		(140,612)

Food & Staples Retailing - (0.6)%
Tesco PLC (a)	(14,031)	(35,022)
Wal-Mart Stores, Inc.	(978)	(64,880)
Whole Foods Market, Inc.	(574)	(17,972)
Woolworths Ltd.	(3,600)	(58,665)

		(176,539)

Food Products - (0.8)%
Archer-Daniels-Midland Co.	(659)	(23,039)
Bunge Ltd.	(655)	(32,567)
Chocoladefabriken Lindt & Spruengli AG	(3)	(17,135)
Hain Celestial Group, Inc. (The) (a)	(700)	(25,879)
Hershey Co. (The)	(552)	(50,171)
JM Smucker Co. (The)	(487)	(62,126)

Company	Shares	U.S. $ Value
Kellogg Co.	(853)	(63,139)

		(274,056)

		(591,207)

Health Care - (1.3)%
Health Care Equipment & Supplies - (0.4)%
Boston Scientific Corp. (a)	(2,261)	(38,392)
Intuitive Surgical, Inc. (a)	(75)	(42,229)
Varian Medical Systems, Inc. (a)	(814)	(63,671)

		(144,292)

Health Care Providers & Services - (0.2)%
Express Scripts Holding Co. (a)	(818)	(57,571)

Health Care Technology - (0.1)%
athenahealth, Inc. (a)	(178)	(22,974)

Life Sciences Tools & Services - (0.2)%
Illumina, Inc. (a)	(399)	(59,946)

Pharmaceuticals - (0.4)%
Endo International PLC (a)	(1,056)	(44,152)
Horizon Pharma PLC (a)	(2,331)	(40,000)
Mallinckrodt PLC (a)	(632)	(41,099)
Valeant Pharmaceuticals International, Inc. (a)	(379)	(24,938)

		(150,189)

		(434,972)

Energy - (0.5)%
Oil, Gas & Consumable Fuels - (0.5)%
Apache Corp.	(943)	(36,098)
Cabot Oil & Gas Corp.	(989)	(19,909)
Canadian Natural Resources Ltd.	(1,011)	(21,089)
Cheniere Energy, Inc. (a)	(828)	(29,601)
Chevron Corp.	(252)	(21,027)
EOG Resources, Inc.	(368)	(23,824)

		(151,548)

Telecommunication Services - (0.1)%
Diversified Telecommunication Services - (0.1)%
AT&T, Inc.	(1,180)	(43,601)

Total Common Stocks (proceeds $7,482,547)		(6,981,013)

MUTUAL FUNDS - (5.3)%
Index - (5.3)%
Index - (5.3)%
Consumer Discretionary Select Sector SPDR Fund	(1,647)	(122,603)
Consumer Staples Select Sector SPDR Fund	(2,206)	(112,330)
Financial Select Sector SPDR Fund	(2,528)	(53,315)
Health Care Select Sector SPDR Fund	(823)	(54,483)
Industrial Select Sector SPDR Fund	(2,193)	(114,299)
iShares JP Morgan USD Emerging Markets Bond ETF	(894)	(95,998)

Company	Shares	U.S. $ Value
iShares Nasdaq Biotechnology ETF	(767)	(194,887)
Materials Select Sector SPDR Fund	(2,718)	(113,612)
SPDR S&P 500 ETF Trust	(2,753)	(532,870)
SPDR S&P Regional Banking ETF	(2,922)	(102,475)
Technology Select Sector SPDR Fund	(918)	(37,610)
Utilities Select Sector SPDR Fund	(2,516)	(116,491)
WisdomTree India Earnings Fund	(5,088)	(85,885)

Total Mutual Funds (proceeds $1,734,219)		(1,736,858)

DEPOSITORY RECEIPTS - (0.8)%
Financials - (0.5)%
Banks - (0.5)%
Banco Bradesco SA (ADR)	(11,653)	(61,761)
HSBC Holdings PLC (Sponsored ADR)	(1,781)	(56,582)
Siam Commercial Bank PCL (The) (NVDR)	(11,100)	(43,081)

		(161,424)

Consumer Discretionary - (0.1)%
Internet & Catalog Retail - (0.1)%
Alibaba Group Holding Ltd. (ADR) (a)	(569)	(39,153)
Vipshop Holdings Ltd. (ADR) (a)	(2,105)	(23,387)

		(62,540)

Energy - (0.1)%
Oil, Gas & Consumable Fuels - (0.1)%
Royal Dutch Shell PLC (Sponsored ADR)-Class A	(517)	(23,513)

Consumer Staples - (0.1)%
Beverages - (0.1)%
Anheuser-Busch InBev SA/NV (Sponsored ADR)	(200)	(22,300)

Total Depository Receipts (proceeds $298,744)		(269,777)

Total Securities Sold Short (proceeds $9,515,510)		(8,987,648)

Total Investments, Net of Securities Sold Short - 59.1% (cost $19,887,480) (h)		19,307,312
Other assets less liabilities - 40.9%		13,360,571

Net Assets - 100.0%		$32,667,883

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Morgan Stanley & Co., Inc.	CHF	86	USD	89	4/08/16	$1,543
Morgan Stanley & Co., Inc.	CHF	3	USD	3	4/08/16	(29)
Morgan Stanley & Co., Inc.	EUR	332	USD	367	4/08/16	4,971
Morgan Stanley & Co., Inc.	EUR	14	USD	15	4/08/16	(76)
Morgan Stanley & Co., Inc.	USD	41	EUR	38	4/08/16	216
Morgan Stanley & Co., Inc.	USD	52	EUR	47	4/08/16	(795)
Morgan Stanley & Co., Inc.	EUR	309	USD	342	4/28/16	4,700

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Morgan Stanley & Co., Inc.	GBP	50	USD	70	4/28/16	$941
Morgan Stanley & Co., Inc.	USD	246	CAD	340	4/28/16	5,352
Morgan Stanley & Co., Inc.	USD	20	CHF	20	4/28/16	(167)
Morgan Stanley & Co., Inc.	USD	91	EUR	83	4/28/16	(1,249)
Morgan Stanley & Co., Inc.	USD	42	JPY	4,653	4/28/16	(272)
Morgan Stanley & Co., Inc.	USD	7	SEK	58	4/28/16	(56)

						$15,079

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Notional Amount (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Obligation
Morgan Stanley Co., Inc.
Alaska Air Group, Inc.	3,223	FedFundEffective Plus 0.35%	USD	237	7/24/17	$2,317
Brunswick Corp.	2,636	FedFundEffective Plus 0.35%		124	7/24/17	(11,675)
Constellation Brands, Inc.	1,205	FedFundEffective Plus 0.50%		162	7/24/17	9,198
International Consolidated Airlines Group SA	6,354	BBA 1 Month LIBOR Plus 0.50%	GBP	35	7/24/17	(977)
Kroger Co. (The)	6,997	FedFundEffective Plus 0.35%	USD	261	7/24/17	18,733
Moncler SpA	858	EURIBOR 3 Month Plus 0.50%	EUR	12	7/24/17	716
NVR, Inc.	206	BBA 1 Month LIBOR Plus 0.50%	USD	285	5/22/17	52,165
Peugeot SA	1,780	EURIBOR 3 Month Plus 0.50%	EUR	27	7/24/17	(2,139)
Rio Tinto PLC	4,611	BBA 1 Month LIBOR Plus 0.50%	GBP	84	7/24/17	9,485
United Continental Holdings, Inc.	4,590	FedFundEffective Plus 0.50%	USD	250	7/24/17	12,653
Wizz Air Holdings PLC	2,564	BBA 1 Month LIBOR Plus 0.50%	GBP	44	1/16/17	2,998
Pay Total Return on Reference Obligation
Morgan Stanley Co., Inc.
Agile Property Holdings Ltd.	15,000	HK Overnight Index Swap Ref Rate Minus 1.50%-2.00%	HKD	77	8/01/16	2,939
Agile Property Holdings Ltd.	1,000	HK Overnight Index Swap Ref Rate Minus 2.00%		5	8/01/16	163
Agile Property Holdings Ltd.	2,200	HK Overnight Index Swap Ref Rate Minus 2.00%		11	8/01/16	362
Air France-KLM	3,579	EONIA Minus 4.00%	EUR	25	7/24/17	(5,445)
Airbus Group SE	742	EONIA Minus 0.40%		43	8/21/17	(1,039)
ASOS PLC	762	SONIA Overnight Deposit Rate Minus 0.40%	GBP	22	8/01/16	(105)

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Notional Amount (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
Asustek Computer, Inc.	5,690	FedFundEffective Minus 0.51%	USD	55	8/01/16	$8,163
Banco do Brasil SA	13,654	FedFundEffective Minus 1.80%		56	8/01/16	9,203
Bank of East Asia	1,500	HK Overnight Index Swap Ref Rate Minus 0.40%	HKD	39	8/01/16	292
Bank of East Asia	4,474	HK Overnight Index Swap Ref Rate Minus 0.40%-0.50%		139	8/01/16	3,716
Bank of East Asia	500	HK Overnight Index Swap Ref Rate Minus 0.50%		15	8/01/16	296
Bank of East Asia	400	HK Overnight Index Swap Ref Rate Minus 0.40%		12	8/01/16	237
Bank of East Asia	200	HK Overnight Index Swap Ref Rate Minus 0.40%		6	8/01/16	120
BNP Paribas SA	375	EURIBOR 1 Month Minus 0.40%	EUR	14	7/24/17	(2,103)
Burberry Group PLC	735	SONIA Overnight Deposit Rate Minus 0.35%	GBP	9	7/24/17	(1,283)
BYD Co., Ltd.	3,600	HK Overnight Index Swap Ref Rate Minus 1.75%	HKD	178	8/01/16	5,057
BYD Co., Ltd.	4,900	HK Overnight Index Swap Ref Rate Minus 1.74%		188	8/01/16	(145)
Canon, Inc.	940	MUTSCALM Minus 0.40%	JPY	3,752	8/01/16	6,782
Canon, Inc.	800	MUTSCALM Minus 0.40%		2,857	8/01/16	2,352
China Cinda Asset Management Co., Ltd.	21,000	HK Overnight Index Swap Ref Rate Minus 0.75%	HKD	101	8/01/16	6,731
China Cinda Asset Management Co., Ltd.	4,600	HK Overnight Index Swap Ref Rate Minus 0.75%		17	8/01/16	850
China Cinda Asset Management Co., Ltd.	8,700	HK Overnight Index Swap Ref Rate Minus 0.75%		35	8/01/16	1,926
China CITIC Bank Corp., Ltd.	36,500	HK Overnight Index Swap Ref Rate Minus 0.40%		160	8/01/16	397
China CITIC Bank Corp., Ltd.	40,700	HK Overnight Index Swap Ref Rate Minus 0.40%		197	8/01/16	2,895
China Everbright Bank Co.	55,500	HK Overnight Index Swap Ref Rate Minus 0.40%		248	8/01/16	9,890

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Notional Amount (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
China Everbright Bank Co.	27,000	HK Overnight Index Swap Ref Rate Minus 0.40%	HKD	94	8/01/16	$1,352
China Huarong Asset Management Co., Ltd.	100,800	HK Overnight Index Swap Ref Rate Minus 12.52%		297	8/01/16	1,427
China Merchants Bank	26,000	HK Overnight Index Swap Ref Rate Minus 0.40%		510	8/01/16	16,990
China Minsheng Banking Corp., Ltd.	62,400	HK Overnight Index Swap Ref Rate Minus 0.40%		466	8/01/16	8,071
China Pacific Insurance (Group) Co., Ltd.	3,800	HK Overnight Index Swap Ref Rate Minus 0.40%		121	8/01/16	3,308
China Southern Airlines Co., Ltd.	166,233	HK Overnight Index Swap Ref Rate Minus 0.50%		807	7/10/17	10,477
CITIC Securities Co., Ltd.	7,000	HK Overnight Index Swap Ref Rate Minus 0.40%		163	8/01/16	7,432
CITIC Securities Co., Ltd.	21,200	HK Overnight Index Swap Ref Rate Minus 0.40%		331	8/01/16	1,756
Country Garden Holdings Co., Ltd.	31,600	HK Overnight Index Swap Ref Rate Minus 0.40%		93	8/01/16	425
Country Garden Holdings Co., Ltd.	5,800	HK Overnight Index Swap Ref Rate Minus 0.40%		18	8/01/16	264
CVS Health Corp.	266	FedFundEffective Minus 0.35%	USD	26	7/24/17	76
Deere & Co.	838	FedFundEffective Minus 0.35%		66	7/24/17	(1,492)
EI du Pont de Nemours & Co.	1,423	FedFundEffective Minus 0.35%		86	7/24/17	(911)
Estee Lauder Cos., Inc. (the)	570	FedFundEffective Minus 0.35%		52	7/24/17	51
Evergrande Real Estate Group Ltd.	19,200	HK Overnight Index Swap Ref Rate Minus 8.51%	HKD	122	8/01/16	3,157
Evergrande Real Estate Group Ltd.	1,000	HK Overnight Index Swap Ref Rate Minus 8.56%		9	8/01/16	509
Evergrande Real Estate Group Ltd.	400	HK Overnight Index Swap Ref Rate Minus 8.56%		1	8/01/16	(105)
Fast Retailing Co., Ltd.	55	MUTSCALM Minus 0.40%	JPY	3,041	8/01/16	11,615
Fast Retailing Co., Ltd.	50	MUTSCALM Minus 0.40%		2,034	8/01/16	4,087
FirstRand Bank Ltd.	9,782	South Africa Benchmark Overnight Rate Minus 0.95%	ZAR	385	8/01/16	(2,899)

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Notional Amount (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
Fosun International Ltd.	17,200	HK Overnight Index Swap Ref Rate Minus 1.50%	HKD	246	8/01/16	$9,617
Fosun International Ltd.	5,300	HK Overnight Index Swap Ref Minus 1.73%		70	8/01/16	2,261
Glencore PLC	300	SONIA Overnight Deposit Rate Minus 0.30%	GBP	1	8/01/16	906
Glencore PLC	7,794	SONIA Overnight Deposit Rate Minus 0.30%		26	8/01/16	22,075
Glencore PLC	231	SONIA Overnight Deposit Rate Minus 0.30%		1	8/01/16	600
Glencore PLC	28,087	SONIA Overnight Deposit Rate Minus 0.30%		27	8/01/16	(14,498)
Hong Kong Exchanges and Clearing Ltd.	2,100	HK Overnight Index Swap Ref Rate Minus 0.75%	HKD	350	8/01/16	(585)
HSBC Holdings PLC	5,050	SONIA Overnight Deposit Rate Minus 0.625%	GBP	21	7/24/17	(2,333)
Hyundai Heavy Industries Co., Ltd.	265	FedFundEffective Minus 0.40%	USD	26	8/01/16	3,571
ICAP PLC	3,516	SONIA Overnight Deposit Rate Minus 0.30%	GBP	17	8/01/16	1,811
ICAP PLC	3,928	SONIA Overnight Deposit Rate Minus 0.30%		19	8/01/16	2,252
Imerys SA	104	EONIA Minus 0.35%	EUR	6	8/01/16	386
Imerys SA	275	EURIBOR 1 Month Minus 0.35%		19	8/01/16	3,877
INPEX Corp.	4,290	MUTSCALM Minus 0.40%	JPY	5,610	8/01/16	18,829
INPEX Corp.	800	MUTSCALM Minus 0.40%		913	8/01/16	2,333
iShares MSCI Emerging Markets ETF	1,443	FedFundEffective Minus 1.63%	USD	45	3/22/18	978
iShares MSCI South Korea Capped ETF	1,569	FedFundEffective Minus 1.11%		75	7/24/17	1,538
iShares MSCI Taiwan ETF	4,196	FedFundEffective Minus 0.66%		54	7/24/17	168
JFE Holdings, Inc.	3,560	MUTSCALM Minus 0.30%	JPY	6,188	8/01/16	12,275
Just Eat PLC	3,236	SONIA Overnight Deposit Rate Minus 0.30%	GBP	14	8/01/16	1,642
Just Eat PLC	7,220	SONIA Overnight Deposit Rate Minus 0.30%		30	8/01/16	2,712
Kering	213	EONIA Minus 0.35%	EUR	34	8/01/16	415
Kingsoft Corp., Ltd.	19,600	HK Overnight Index Swap Ref Rate Minus 1.99%	HKD	304	8/01/16	367
Kroton Educational SA	7,853	FedFundEffective Minus 1.00%	USD	20	8/01/16	287

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Notional Amount (000)			Maturity Date	Unrealized Appreciation/ (Depreciation)
Lenovo Group Ltd.	19,100	HK Overnight Index Swap Ref Rate Minus 0.40%	HKD	193		8/01/16	$8,914
Lenovo Group Ltd.	27,100	HK Overnight Index Swap Ref Rate Minus 0.40%		205		8/01/16	3,785
Li & Fung Ltd.	29,200	HK Overnight Index Swap Ref Rate Minus 0.40%		202		8/01/16	9,539
Li & Fung Ltd.	17,900	HK Overnight Index Swap Ref Rate Minus 0.40%		108		8/01/16	3,756
Malayan Banking Bhd	9,428	FedFundEffective Minus 4.00%	USD	18		8/01/16	(901)
Man Group PLC (London)	13,079	SONIA Overnight Deposit Rate Minus 0.30%	GBP	21		8/01/16	1,131
MITSUI & Co., Ltd.	1,690	MUTSCALM Minus 0.40%	JPY	3,087		8/01/16	7,899
MITSUI & Co., Ltd.	800	MUTSCALM Minus 0.40%		1,063		8/01/16	203
Mitsui O.S.K Lines Ltd.	19,086	MUTSCALM Minus 0.40%		5,516		8/01/16	13,264
MTN Group Ltd.	9,061	South Africa Benchmark Overnight Rate Minus 0.95%	ZAR	1,205		8/01/16	(264)
Neptune Group Ltd.	52,297	HK Overnight Index Swap Ref Rate Minus 0.50%	HKD	190		7/24/16	(82)
Nintendo Co., Ltd.	133	MUTSCALM Minus 0.40%	JPY	2,552		8/01/16	4,020
Ocado Group PLC	1,271	SONIA Overnight Deposit Rate Minus 0.30%	GBP	4		8/01/16	1,286
Ocado Group PLC	433	SONIA Overnight Deposit Rate Minus 0.40%		2		8/01/16	939
Ocado Group PLC	100	SONIA Overnight Deposit Rate Minus 0.40%		– 0	–*	8/01/16	213
Ocado Group PLC	100	SONIA Overnight Deposit Rate Minus 0.40%		– 0	–*	8/01/16	216
Ocado Group PLC	200	SONIA Overnight Deposit Rate Minus 0.30%		1		8/01/16	479
Ocado Group PLC	2,712	SONIA Overnight Deposit Rate Minus 0.40%		10		8/01/16	4,642
Old Mutual PLC	41,594	SONIA Overnight Deposit Rate Minus 0.30%		70		8/01/16	(1,069)
PICC Property & Casualty Co., Ltd.	19,057	HK Overnight Index Swap Ref Rate Minus 0.40%	HKD	242		8/01/16	2,306
Ping An Insurance (Group) Co. of China Ltd.	15,300	HK Overnight Index Swap Ref Rate Minus 0.40%		556		8/01/16	6,725

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Notional Amount (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
Qantas Airways Ltd.	36,425	RBA Daily Cash Rate Target Minus 0.50%	AUD	143	1/11/18	$2,185
Sasol Ltd.	879	South Africa Benchmark Overnight Rate Minus 0.95%	ZAR	352	8/01/16	(1,489)
Shoprite Holdings Ltd.	2,670	South Africa Benchmark Overnight Rate Minus 0.95%		363	8/01/16	(3,025)
SPDR S&P500 ETF Trust	323	FedFundEffective Minus 0.35%	USD	63	7/24/17	405
Standard Bank Group Ltd.	907	South Africa Benchmark Overnight Rate Minus 0.95%	ZAR	103	8/01/16	298
Standard Bank Group Ltd.	2,621	South Africa Benchmark Overnight Rate Minus 0.95%		272	8/01/16	(794)
Standard Chartered PLC	7,808	SONIA Overnight Deposit Rate Minus 0.30%	GBP	46	8/01/16	17,937
Steinhoff International Holdings Ltd.	3,077	South Africa Benchmark Overnight Rate Minus 0.95%	ZAR	242	8/01/16	(1,158)
Woodside Petroleum Ltd.	3,649	RBA Daily Cash Rate Target Minus 0.40%	AUD	122	8/01/16	20,311
Woolworth Holdings Ltd.	3,476	South Africa Benchmark Overnight Rate Minus 0.95%	ZAR	307	8/01/16	1,415
Wynn Macau Ltd.	19,133	HK Overnight Index Swap Ref Rate Minus 2.68%	HKD	147	8/01/16	9,485
Zhuzhou CSR Times Electric Co., Ltd.	6,600	HK Overnight Index Swap Ref Rate Minus 0.40%		293	8/01/16	5,476
Zoomlion Heavy Industry Science & Technology Co., Ltd.	31,200	HK Overnight Index Swap Ref Rate Minus 2.50%-3.50%		164	8/01/16	12,467

						$413,313

*	Notional amount less than $500.

(a)	Non-income producing security.
(b)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 29, 2016, the aggregate market value of these securities amounted to $216,346 or 0.7% of net assets.
(d)	One contract relates to 100 shares.
(e)	One contract relates to 1 share.
(f)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(g)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(h)	As of February 29, 2016, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $1,942,945 and gross unrealized depreciation of investments was $(2,523,113), resulting in net unrealized depreciation of $(580,168).

Currency Abbreviations:

AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
EUR	-	Euro
GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
JPY	-	Japanese Yen
NOK	-	Norwegian Krone
SEK	-	Swedish Krona
USD	-	United States Dollar
ZAR	-	South African Rand

Glossary:

ADR	-	American Depositary Receipt
BBA	-	British Bankers Association
EONIA	-	Euro OverNight Index Average
ETF	-	Exchange Traded Fund
EURIBOR	-	Euro Interbank Offered Rate
FedFundEffective	-	Federal Funds Effective Rate
HK	-	Hong Kong
LIBOR	-	London Interbank Offered Rates
MSCI	-	Morgan Stanley Capital International
MTN	-	Medium Term Note
MUTSCALM	-	Bank of Japan Estimated Unsecured Overnight Call Rate
NVDR	-	Non Voting Depositary Receipt
RBA	-	Reserve Bank of Australia
REG	-	Registered Shares
SONIA	-	Sterling Overnight Index Average
SPDR	-	Standard & Poor’s Depository Receipt

AB Cap Fund, Inc. - AB Long/Short Multi-Manager Fund

February 29, 2016 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of February 29, 2016:

Investments in Securities:	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Consumer Discretionary	$4,418,207		$615,173		$	– 0	–	$5,033,380
Information Technology	3,469,478		197,954			– 0	–	3,667,432
Industrials	2,850,161		193,038			– 0	–	3,043,199
Consumer Staples	2,297,228		– 0	–		– 0	–	2,297,228
Financials	2,103,738		– 0	–		– 0	–	2,103,738
Health Care	2,056,022		– 0	–		– 0	–	2,056,022
Materials	1,257,383		31,205			– 0	–	1,288,588
Energy	942,055		– 0	–		– 0	–	942,055
Utilities	639,477		– 0	–		– 0	–	639,477
Telecommunication Services	207,133		143,955			– 0	–	351,088
Depository Receipts	152,450		– 0	–		– 0	–	152,450
Real Estate Investment Trust Units	99,297		– 0	–		– 0	–	99,297
Equity Linked Notes	– 0	–	– 0	–		67,542		67,542
Options Purchased - Puts	– 0	–	67,247			– 0	–	67,247
Warrants	11,738		– 0	–		– 0	–	11,738
Short-Term Investments	6,474,479		– 0	–		– 0	–	6,474,479
Liabilities:
Common Stocks:
Consumer Discretionary	(1,691,277)		(363,512)			– 0	–	(2,054,789)
Information Technology	(973,318)		(113,754)			– 0	–	(1,087,072)
Financials	(776,048)		(198,033)			– 0	–	(974,081)
Materials	(640,040)		(189,057)			– 0	–	(829,097)
Industrials	(611,707)		(202,939)			– 0	–	(814,646)
Consumer Staples	(480,385)		(110,822)			– 0	–	(591,207)
Health Care	(434,972)		– 0	–		– 0	–	(434,972)
Energy	(151,548)		– 0	–		– 0	–	(151,548)
Telecommunication Services	(43,601)		– 0	–		– 0	–	(43,601)
Mutual Funds	(1,736,858)		– 0	–		– 0	–	(1,736,858)
Depository Receipts	(226,696)		(43,081)			– 0	–	(269,777)

Total Investments in Securities	19,212,396		27,374			67,542		19,307,312
Other Financial Instruments (a):
Assets:
Forward Currency Exchange Contracts	– 0	–	17,723			– 0	–	17,723
Total Return Swaps	– 0	–	469,829			– 0	–	469,829
Liabilities:
Forward Currency Exchange Contracts	– 0	–	(2,644)			– 0	–	(2,644)
Total Return Swaps	– 0	–	(56,516)			– 0	–	(56,516)

Total (b)	$19,212,396		$455,766			$67,542		$19,735,704

(a)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
(b)	There were de minimis transfers under 1% of net assets between Level 1 and Level 2 during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Equity Linked Notes		Total
Balance as of 5/31/15	$246,374		$246,374
Accrued discounts/(premiums)	– 0	–	– 0	–
Realized gain (loss)	(37,128)		(37,128)
Change in unrealized appreciation/depreciation	(46,787)		(46,787)
Purchases	– 0	–	– 0	–
Sales	(94,917)		(94,917)
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 2/29/16	$67,542		$67,542

Net change in unrealized appreciation/depreciation from investments held as of 2/29/16	$(46,787)		$(46,787)

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AB Cap Fund, Inc. - AB Multi-Manager Alternative Strategies Fund

Consolidated Portfolio of Investments

February 29, 2016 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 60.7%
Consumer Discretionary - 16.5%
Auto Components - 0.8%
Goodyear Tire & Rubber Co. (The)	31,766	$956,792
Johnson Controls, Inc. (a)	30,484	1,111,447
Tenneco, Inc. (b)	6,972	317,365
Visteon Corp.	8,308	580,895

		2,966,499

Automobiles - 0.3%
Peugeot SA (b)	78,097	1,171,734

Diversified Consumer Services - 0.1%
Service Corp. International/US	8,758	205,988

Hotels, Restaurants & Leisure - 4.5%
Buffalo Wild Wings, Inc. (b)	10,411	1,651,705
Caesars Acquisition Co.-Class A (b)	4,228	25,622
Caesars Entertainment Corp. (b)(c)	11,445	103,463
Carnival Corp.	51,286	2,459,677
ClubCorp Holdings, Inc.	7,310	97,004
Domino’s Pizza, Inc. (a)	12,026	1,599,939
Genting Malaysia Bhd	151,180	148,312
Hilton Worldwide Holdings, Inc. (a)	58,617	1,218,061
McDonald’s Corp. (a)	11,359	1,331,161
MGM Resorts International (b)	46,083	872,351
Sonic Corp. (a)	72,398	2,126,329
Starbucks Corp.	19,798	1,152,442
Starwood Hotels & Resorts Worldwide, Inc.	34,774	2,403,231
Wyndham Worldwide Corp.	8,077	588,329

		15,777,626

Household Durables - 1.3%
CalAtlantic Group, Inc.	25,866	784,774
Garmin Ltd. (c)	846	34,272
Jarden Corp. (b)	57,776	3,055,195
Mohawk Industries, Inc. (b)	4,289	770,862

		4,645,103

Internet & Catalog Retail - 0.9%
Amazon.com, Inc. (b)	746	412,180
Liberty Interactive Corp. QVC Group-Class A (b)	50,647	1,285,421
Wayfair, Inc.-Class A (b)(c)	36,646	1,428,095

		3,125,696

Media - 4.2%
Cablevision Systems Corp.-Class A	59,262	1,927,793
Clear Channel Outdoor Holdings, Inc.-Class A	458	1,653
Comcast Corp.-Class A (a)	43,993	2,539,715
DISH Network Corp.-Class A (b)	34,861	1,642,999
Interpublic Group of Cos., Inc. (The)	2,654	56,769
JCDecaux SA	27,790	1,090,035
Liberty Global PLC-Series C (b)	8,370	300,985
Liberty Global PLC LiLAC-Class A (b)	3,449	117,094

Company	Shares	U.S. $ Value
Naspers Ltd.-Class N	7,985	944,149
Time Warner Cable, Inc.-Class A	9,422	1,798,283
Time Warner, Inc.	36,015	2,384,193
Walt Disney Co. (The) (a)	17,465	1,668,257
WPP PLC	25,890	545,306

		15,017,231

Multiline Retail - 0.3%
Dollar Tree, Inc. (a)(b)	12,888	1,034,262

Specialty Retail - 3.3%
Advance Auto Parts, Inc.	6,748	1,001,673
AutoNation, Inc. (a)(b)	47,610	2,450,487
AutoZone, Inc. (a)(b)	2,963	2,295,051
Home Depot, Inc. (The) (a)	26,229	3,255,543
Industria de Diseno Textil SA	17,206	530,890
MarineMax, Inc. (b)	3,469	61,540
Office Depot, Inc. (b)	30,954	157,246
RONA, Inc.	107,768	1,878,174
Vitamin Shoppe, Inc. (b)(c)	4,794	132,267

		11,762,871

Textiles, Apparel & Luxury Goods - 0.8%
Moncler SpA	18,284	282,661
NIKE, Inc.-Class B (a)	30,926	1,904,732
Skechers U.S.A., Inc.-Class A (b)	15,615	514,046

		2,701,439

		58,408,449

Information Technology - 8.6%
Communications Equipment - 0.6%
ARRIS International PLC (b)	16,956	405,079
Cisco Systems, Inc.	36,440	953,999
QUALCOMM, Inc.	6,910	350,959
Radware Ltd. (b)	13,720	157,917
Ruckus Wireless, Inc. (b)	21,000	203,280

		2,071,234

Electronic Equipment, Instruments & Components - 1.0%
CDW Corp./DE	1,749	69,225
Corning, Inc.	71,375	1,306,163
TE Connectivity Ltd. (a)	36,682	2,087,939

		3,463,327

Internet Software & Services - 1.7%
Facebook, Inc.-Class A (a)(b)	21,140	2,260,288
Opera Software ASA	141,371	1,090,833
Rackspace Hosting, Inc. (b)	10,430	224,558
Tencent Holdings Ltd.	57,790	1,058,159
Yahoo!, Inc. (b)	40,207	1,278,181

		5,912,019

Company	Shares	U.S. $ Value
IT Services - 0.7%
Computer Sciences Corp.	8,400	242,004
CSRA, Inc.	7,280	188,916
MasterCard, Inc.-Class A	12,675	1,101,711
Western Union Co. (The)-Class W	61,454	1,122,150

		2,654,781

Semiconductors & Semiconductor Equipment - 1.1%
Analog Devices, Inc.	8,380	444,056
Broadcom Ltd.	19,124	2,562,042
Fairchild Semiconductor International, Inc. (b)	38,054	763,363
NVIDIA Corp.	2,552	80,031
SunEdison, Inc. (b)(c)	850	1,683

		3,851,175

Software - 2.1%
CDK Global, Inc.	1,231	55,260
Citrix Systems, Inc. (a)(b)	7,700	544,005
CommVault Systems, Inc. (b)	5,005	187,537
Intuit, Inc.	2,485	240,150
Microsoft Corp. (a)	47,767	2,430,385
Oracle Corp.	50,750	1,866,585
PTC, Inc. (b)	10,290	318,064
Symantec Corp. (a)	76,601	1,479,165
Take-Two Interactive Software, Inc. (b)	13,617	490,076

		7,611,227

Technology Hardware, Storage & Peripherals - 1.4%
Apple, Inc.	3,503	338,705
EMC Corp./MA (a)	27,192	710,527
Lexmark International, Inc.-Class A	7,158	222,041
NCR Corp. (b)	18,871	440,827
SanDisk Corp.	27,456	1,983,971
Western Digital Corp. (a)	30,121	1,311,167

		5,007,238

		30,571,001

Health Care - 7.5%
Biotechnology - 0.3%
Gilead Sciences, Inc.	11,078	966,555
Vertex Pharmaceuticals, Inc. (b)	1,061	90,705

		1,057,260

Health Care Equipment & Supplies - 1.5%
Becton Dickinson and Co. (a)	17,546	2,587,158
IDEXX Laboratories, Inc. (a)(b)	20,747	1,517,850
Medtronic PLC	2,163	167,395
Sirona Dental Systems, Inc. (b)	10,585	1,162,762
TearLab Corp. (b)(c)	25,875	21,735

		5,456,900

Health Care Providers & Services - 2.7%
Acadia Healthcare Co., Inc. (b)	7,630	422,778

Company	Shares	U.S. $ Value
Aetna, Inc.	17,660	1,918,406
Anthem, Inc. (a)	12,449	1,626,960
Brookdale Senior Living, Inc. (b)	13,542	194,598
HCA Holdings, Inc. (a)(b)	5,670	392,421
Health Net, Inc./CA (b)	36,978	2,300,771
Humana, Inc.	10,975	1,942,246
Universal Health Services, Inc.-Class B	6,615	730,098

		9,528,278

Life Sciences Tools & Services - 0.5%
Thermo Fisher Scientific, Inc.	13,086	1,690,580

Pharmaceuticals - 2.5%
Allergan PLC (a)(b)	17,706	5,142,267
Bristol-Myers Squibb Co. (a)	15,326	949,139
Ipsen SA	5,402	310,931
Johnson & Johnson	6,625	697,016
Meda AB	64,703	1,146,040
Pfizer, Inc. (a)	15,373	456,117

		8,701,510

		26,434,528

Industrials - 7.1%
Aerospace & Defense - 2.1%
Airbus Group SE	5,688	367,085
Esterline Technologies Corp. (b)	6,422	359,696
Honeywell International, Inc.	6,517	660,498
Lockheed Martin Corp.	3,232	697,433
Meggitt PLC	95,020	549,692
Raytheon Co.	20,308	2,515,146
TransDigm Group, Inc. (b)	4,779	1,020,699
United Technologies Corp.	13,409	1,295,578

		7,465,827

Air Freight & Logistics - 1.0%
FedEx Corp. (a)	16,769	2,295,341
TNT Express NV	152,405	1,303,366

		3,598,707

Airlines - 0.5%
Delta Air Lines, Inc.	33,987	1,639,533
Wizz Air Holdings PLC (b)(d)	11,373	288,119

		1,927,652

Commercial Services & Supplies - 0.2%
ADT Corp. (The)	19,087	770,542

Construction & Engineering - 0.1%
AECOM (b)	12,117	332,733

Electrical Equipment - 0.3%
Eaton Corp. PLC	21,072	1,194,993
SolarCity Corp. (b)(c)	1,256	23,148

		1,218,141

Company	Shares	U.S. $ Value
Industrial Conglomerates - 0.6%
General Electric Co. (a)	70,666	2,059,208
Jardine Strategic Holdings Ltd.	6,390	188,449

		2,247,657

Machinery - 0.1%
Atlas Copco AB-Class A	5,904	133,050
Greenbrier Cos., Inc. (The) (c)	2,984	75,943

		208,993

Marine - 0.2%
Kirby Corp. (b)	9,137	517,246

Road & Rail - 1.6%
Avis Budget Group, Inc. (a)(b)	19,315	495,236
Genesee & Wyoming, Inc.-Class A (b)	3,230	183,206
Hertz Global Holdings, Inc. (b)	50,102	425,867
Kansas City Southern	6,456	527,520
Norfolk Southern Corp.	13,024	952,966
Old Dominion Freight Line, Inc. (b)	9,135	589,756
Ryder System, Inc.	3,329	188,821
Swift Transportation Co. (b)(c)	40,135	683,900
Union Pacific Corp. (a)	19,657	1,550,151

		5,597,423

Trading Companies & Distributors - 0.3%
AerCap Holdings NV (b)	24,359	870,347
MRC Global, Inc. (b)	11,734	140,221

		1,010,568

Transportation Services - 0.1%
Europcar Groupe SA (b)(d)	17,105	178,108

		25,073,597

Consumer Staples - 6.3%
Beverages - 2.1%
Brown-Forman Corp.-Class B (a)	14,487	1,426,535
Carlsberg A/S-Class B	1,800	155,224
Coca-Cola Co. (The) (a)	31,782	1,370,758
Constellation Brands, Inc.-Class A	15,574	2,202,630
Heineken NV	6,937	556,716
Molson Coors Brewing Co.-Class B	7,538	642,765
Monster Beverage Corp. (b)	4,377	549,314
PepsiCo, Inc.	6,732	658,524

		7,562,466

Consumer Products - 1.0%
Alphabet, Inc.-Class A (a)(b)	4,547	3,261,200
Alphabet, Inc.-Class C (b)	494	344,698

		3,605,898

Food & Staples Retailing - 1.0%
Costco Wholesale Corp. (a)	23,343	3,502,151

Company	Shares	U.S. $ Value
Whole Foods Market, Inc.	1,243	38,918

		3,541,069

Food Products - 2.1%
Chocoladefabriken Lindt & Spruengli AG (REG)	34	2,336,755
JM Smucker Co. (The)	7,560	964,429
Keurig Green Mountain, Inc.	25,337	2,329,484
Kraft Heinz Co. (The)	8,843	681,088
Mondelez International, Inc.-Class A	19,084	773,475
WhiteWave Foods Co. (The) (b)	6,535	253,035

		7,338,266

Household Durables - 0.1%
Henkel AG & Co. KGaA	2,860	252,481

		22,300,180

Financials - 6.1%
Banks - 1.7%
Bank of America Corp.	178,459	2,234,306
Bank of the Ozarks, Inc.	17,185	650,281
CIT Group, Inc.	23,831	710,402
Citigroup, Inc.	25,380	986,013
JPMorgan Chase & Co.	3,325	187,198
Sberbank of Russia PJSC (Preference Shares)	41,900	42,468
Signature Bank/New York NY (a)(b)	4,620	598,521
Western Alliance Bancorp (b)	23,625	702,135

		6,111,324

Capital Markets - 1.1%
Affiliated Managers Group, Inc. (a)(b)	3,990	553,373
Ameriprise Financial, Inc.	12,029	1,009,835
Invesco Ltd.	16,905	452,040
Legg Mason, Inc.	8,707	248,672
LPL Financial Holdings, Inc. (c)	9,860	199,468
OM Asset Management PLC	15,960	181,944
SEI Investments Co. (a)	33,415	1,275,450

		3,920,782

Consumer Finance - 0.4%
Ally Financial, Inc. (b)	20,147	354,184
American Express Co.	11,986	666,182
Navient Corp.	15,024	162,710
Santander Consumer USA Holdings, Inc. (b)	7,960	81,590

		1,264,666

Diversified Financial Services - 0.9%
Groupe Bruxelles Lambert SA	6,340	483,705
Intercontinental Exchange, Inc. (a)	2,030	484,074
Leucadia National Corp.	43,401	627,144
Moody’s Corp. (a)	18,636	1,654,877

		3,249,800

Insurance - 1.9%
Aflac, Inc.	23,558	1,402,172

Company	Shares	U.S. $ Value
Alleghany Corp. (b)	478	221,782
Ambac Financial Group, Inc. (b)	4,275	65,279
American International Group, Inc.	21,520	1,080,304
AmTrust Financial Services, Inc.	17,564	429,440
Aon PLC	13,690	1,304,520
Assurant, Inc.	8,180	581,598
Willis Towers Watson PLC	8,076	915,172
WR Berkley Corp.	11,117	572,526

		6,572,793

Real Estate Management & Development - 0.1%
Realogy Holdings Corp. (b)	16,100	514,717

		21,634,082

Materials - 5.1%
Chemicals - 3.9%
Airgas, Inc.	19,451	2,752,705
Albemarle Corp.	1	56
Axalta Coating Systems Ltd. (b)	10,448	271,230
Celanese Corp.-Series A	17,781	1,072,906
CF Industries Holdings, Inc. (a)	62,540	2,280,208
GCP Applied Technologies, Inc. (b)	32,683	579,470
LyondellBasell Industries NV-Class A	15,500	1,243,255
Sherwin-Williams Co. (The) (a)	12,200	3,300,100
WR Grace & Co. (a)(b)	34,758	2,389,265

		13,889,195

Construction Materials - 0.4%
Buzzi Unicem SpA	10,489	159,583
Martin Marietta Materials, Inc.	8,030	1,145,239

		1,304,822

Containers & Packaging - 0.3%
Berry Plastics Group, Inc. (b)	9,319	290,100
Owens-Illinois, Inc. (b)	39,971	597,967

		888,067

Metals & Mining - 0.4%
Alcoa, Inc. (c)	114,520	1,022,664
Barrick Gold Corp.	4,798	66,644
Teck Resources Ltd.-Class B	85,832	496,967

		1,586,275

Paper & Forest Products - 0.1%
Canfor Corp. (b)	27,349	282,991

		17,951,350

Energy - 1.5%
Energy Equipment & Services - 0.3%
Halliburton Co.	6,550	211,434
National Oilwell Varco, Inc.	19,393	567,633
Schlumberger Ltd.	4,719	338,447

		1,117,514

Company	Shares		U.S. $ Value
Oil, Gas & Consumable Fuels - 1.2%
California Resources Corp.		2,730	1,534
EOG Resources, Inc.		13,513	874,832
Occidental Petroleum Corp.		29,154	2,006,378
Phillips 66		4,232	335,978
Suncor Energy, Inc. (New York) (a)		36,599	895,944
Surgutneftegas OAO (Preference Shares)		88,000	51,520

			4,166,186

			5,283,700

Utilities - 1.5%
Electric Utilities - 1.1%
Edison International		11,499	783,772
ITC Holdings Corp.		42,274	1,717,592
NextEra Energy, Inc. (a)		12,211	1,377,645

			3,879,009

Multi-Utilities - 0.4%
Sempra Energy (a)		13,445	1,297,577

			5,176,586

Telecommunication Services - 0.5%
Diversified Telecommunication Services - 0.4%
AT&T, Inc.		20,020	739,739
Cellnex Telecom SAU (d)		15,925	254,501
Sunrise Communications Group AG (b)(d)		7,385	436,845

			1,431,085

Wireless Telecommunication Services - 0.1%
T-Mobile US, Inc. (a)(b)		9,205	341,505

			1,772,590

Total Common Stocks (cost $218,955,973)			214,606,063

	Principal Amount (000)
CORPORATE BONDS - 8.6%
Corporate - High Yield - 8.5%
Aerospace & Defense - 0.3%
Bombardier, Inc.
5.75%, 3/15/22 (c)(d)	U.S.$	100	70,000
7.50%, 3/15/25 (d)		100	70,250
7.75%, 3/15/20 (d)		101	80,800
DynCorp International, Inc.
10.375%, 7/01/17		1,100	823,625

			1,044,675

Automobiles - 0.1%
Navistar International Corp.
8.25%, 11/01/21 (c)		300	181,500

Company	Principal Amount (000)		U.S. $ Value
Banks - 0.1%
Banco Espirito Santo SA
4.00%, 1/21/19 (d)(e)	EUR	1,400	441,667
Lloyds Banking Group PLC
7.50%, 6/27/24 (f)	U.S.$	65	60,775

			502,442

Chemicals - 0.1%
Aruba Investments, Inc.
8.75%, 2/15/23 (d)		30	28,575
Cornerstone Chemical Co.
9.375%, 3/15/18 (d)		70	63,700
Hexion, Inc.
10.00%, 4/15/20		75	64,687
Perstorp Holding AB
8.75%, 5/15/17 (d)		400	386,000

			542,962

Consumer Cyclical Services - 0.1%
APX Group, Inc.
6.375%, 12/01/19		95	92,625
8.75%, 12/01/20		130	105,625
Monitronics International, Inc.
9.125%, 4/01/20		105	88,988

			287,238

Consumer Product - 0.2%
Kronos Acquisition Holdings, Inc.
9.00%, 8/15/23 (d)		700	609,000

Diversified Manufacturing - 0.0%
Optimas OE Solutions Holding LLC/Optimas OE Solutions, Inc.
8.625%, 6/01/21 (d)		30	23,400

Electric - 0.0%
GenOn Americas Generation LLC
8.50%, 10/01/21		60	33,000

Financial Other - 0.0%
Credit Acceptance Corp.
6.125%, 2/15/21		45	41,850
Walter Investment Management Corp.
7.875%, 12/15/21 (c)		100	71,250

			113,100

Food & Beverage - 0.1%
Post Holdings, Inc.
7.75%, 3/15/24 (d)		240	262,800

Food & Staples Retailing - 0.0%
Rite Aid Corp.
6.875%, 12/15/28 (d)		60	67,200

Company	Principal Amount (000)		U.S. $ Value
Health Care - 0.8%
ConvaTec Finance International SA
8.25% (8.25% Cash or 9.00% PIK), 1/15/19 (d)(g)	U.S.$	750	661,875
inVentiv Health, Inc.
10.00%, 8/15/18		808	767,600
10.00% (10.00% Cash or 12.00% PIK), 8/15/18 (d)(g)		1,345	1,314,429
Kindred Healthcare, Inc.
6.375%, 4/15/22		70	57,225
Select Medical Corp.
6.375%, 6/01/21		35	31,500

			2,832,629

Hotels Restaurants & Leisure - 1.6%
Caesars Entertainment Operating Co., Inc.
8.50%, 2/15/20 (e)		20	15,100
9.00%, 2/15/20 (e)		1,020	775,200
10.00%, 12/15/18 (e)		1,005	331,595
11.25%, 6/01/17 (e)		2,479	1,865,447
Caesars Entertainment Resort Properties LLC/Caesars Entertainment Resort Prope
8.00%, 10/01/20		1,000	977,500
11.00%, 10/01/21		500	431,250
CPUK Finance Ltd.
7.00%, 8/28/20 (d)	GBP	510	715,168
LTF Merger Sub, Inc.
8.50%, 6/15/23 (d)	U.S.$	250	234,219
Mohegan Tribal Gaming Authority
9.75%, 9/01/21		120	119,400
Scientific Games International, Inc.
10.00%, 12/01/22		60	47,100
Shingle Springs Tribal Gaming Authority
9.75%, 9/01/21 (d)		30	32,250

			5,544,229

Independent - 0.3%
California Resources Corp.
5.00%, 1/15/20 (c)		5	650
5.50%, 9/15/21		18	2,430
6.00%, 11/15/24		4	520
8.00%, 12/15/22 (c)(d)		66	16,500
CrownRock LP/CrownRock Finance, Inc.
7.125%, 4/15/21 (d)		570	487,350
7.75%, 2/15/23 (d)		100	86,000
Jupiter Resources, Inc.
8.50%, 10/01/22 (d)		65	21,125
Midstates Petroleum Co., Inc./Midstates Petroleum Co. LLC
10.00%, 6/01/20		450	121,500
Rice Energy, Inc.
6.25%, 5/01/22		100	81,000

Company	Principal Amount (000)		U.S. $ Value
SandRidge Energy, Inc.
8.75%, 6/01/20 (d)	U.S.$	650	125,190

			942,265

Industrial Other - 0.0%
Algeco Scotsman Global Finance PLC
8.50%, 10/15/18 (d)		65	49,725

Insurance - 0.4%
Ambac Assurance Corp.
5.10%, 6/07/20 (d)		1,386	1,524,777

Media - 1.5%
Altice Financing SA
6.625%, 2/15/23 (d)		20	19,700
Altice Finco SA
8.125%, 1/15/24 (d)		30	29,175
Altice US Finance SA
7.75%, 7/15/25 (d)		30	27,825
Cenveo Corp.
8.50%, 9/15/22 (d)		70	25,900
Cequel Communications Holdings I LLC/Cequel Capital Corp.
5.125%, 12/15/21 (d)		370	339,475
Clear Channel Worldwide Holdings, Inc.
Series B
7.625%, 3/15/20		20	17,600
CSC Holdings LLC
5.25%, 6/01/24		425	363,375
Cumulus Media Holdings, Inc.
7.75%, 5/01/19		35	9,800
DISH DBS Corp.
5.875%, 11/15/24		20	17,971
iHeartCommunications, Inc.
9.00%, 12/15/19		25	17,625
10.625%, 3/15/23		217	143,220
11.25%, 3/01/21		755	512,456
14.00% (12.00% Cash and 2.00% PIK), 2/01/21 (g)		70	16,800
Intelsat Jackson Holdings SA
6.625%, 12/15/22		1,105	555,262
7.25%, 10/15/20		55	37,950
Intelsat Luxembourg SA
6.75%, 6/01/18 (c)		430	259,075
7.75%, 6/01/21		575	172,500
McClatchy Co. (The)
9.00%, 12/15/22		40	35,200
Neptune Finco Corp.
10.125%, 1/15/23 (d)		215	229,781
10.875%, 10/15/25 (d)		860	928,800
Postmedia Network, Inc.
12.50%, 7/15/18 (h)		727	399,850
Radio One, Inc.
7.375%, 4/22/15 (d)		1,150	1,020,625

Company	Principal Amount (000)		U.S. $ Value
9.25%, 2/15/20 (d)	U.S.$	105	76,388

			5,256,353

Metals & Mining - 0.6%
Alpha Natural Resources, Inc.
6.25%, 6/01/21 (e)		1,100	2,750
American Gilsonite Co.
11.50%, 9/01/17 (i)		1,440	644,400
CONSOL Energy, Inc.
5.875%, 4/15/22 (c)		405	264,263
8.00%, 4/01/23 (c)		200	134,000
Glencore Funding LLC
2.875%, 4/16/20 (c)(d)		100	83,250
HudBay Minerals, Inc.
9.50%, 10/01/20		540	307,994
IAMGOLD Corp.
6.75%, 10/01/20 (d)		90	67,500
Rain CII Carbon LLC/CII Carbon Corp.
8.00%, 12/01/18 (d)		75	60,937
Wise Metals Group LLC/Wise Alloys Finance Corp.
8.75%, 12/15/18 (d)		700	588,000

			2,153,094

Midstream - 0.1%
DCP Midstream LLC
9.75%, 3/15/19 (d)		116	107,938
Energy Transfer Equity LP
5.875%, 1/15/24		85	70,125
Rockies Express Pipeline LLC
5.625%, 4/15/20 (d)		55	49,026

			227,089

Packaging - 0.0%
Signode Industrial Group Lux SA/Signode Industrial Group US, Inc.
6.375%, 5/01/22 (d)		75	63,750

Pharmaceuticals - 0.1%
Immucor, Inc.
11.125%, 8/15/19		25	18,750
Valeant Pharmaceuticals International, Inc.
7.50%, 7/15/21 (d)		355	334,587

			353,337

Real Estate Investment Trusts (REITS) - 0.2%
Annington Finance No. 5 PLC
13.00%, 1/15/23 (d)(g)	GBP	496	783,035

Company	Principal Amount (000)		U.S. $ Value
Retailers - 0.4%
Boardriders SA
8.875%, 12/15/17 (d)	EUR	480	449,065
Guitar Center, Inc.
6.50%, 4/15/19 (d)	U.S.$	660	564,300
L Brands, Inc.
6.875%, 11/01/35 (d)		250	265,625
Neiman Marcus Group Ltd. LLC
8.00%, 10/15/21 (c)(d)		125	88,112
8.75% (8.75% Cash or 9.50% PIK), 10/15/21 (c)(d)(g)		25	15,063
Toys R Us, Inc.
7.375%, 10/15/18		155	111,600

			1,493,765

Supermarkets - 0.4%
New Albertsons, Inc.
6.625%, 6/01/28		45	34,650
7.15%, 7/23/27 (h)		30	24,900
7.45%, 8/01/29		420	341,250
8.00%, 5/01/31		1,000	857,500
SUPERVALU, Inc.
6.75%, 6/01/21		40	31,600

			1,289,900

Technology - 0.6%
Advanced Micro Devices, Inc.
7.50%, 8/15/22		170	110,500
Aegis Merger Sub, Inc.
10.25%, 2/15/23 (i)		1,365	1,262,625
BMC Software Finance, Inc.
8.125%, 7/15/21 (d)		85	53,975
Boxer Parent Co., Inc.
9.00% (9.00% Cash or 9.75% PIK), 10/15/19 (d)(g)		90	47,025
Interface Master Holdings, Inc.
12.50% (12.50% or 14.50% PIK), 8/01/18 (d)(g)		657	604,440
Riverbed Technology, Inc.
8.875%, 3/01/23 (d)		45	40,050

			2,118,615

Transportation Services - 0.3%
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc.
8.125%, 11/15/21 (d)		1,375	965,937

Wireless Telecommunication Services - 0.2%
Sprint Communications, Inc.
8.375%, 8/15/17		530	515,425

Company	Principal Amount (000)		U.S. $ Value
Sprint Corp.
7.875%, 9/15/23	U.S.$	140	103,600

			619,025

Wirelines - 0.0%
Frontier Communications Corp.
10.50%, 9/15/22 (d)		65	65,650

			29,950,492

Corporate - Investment Grade - 0.1%
Hotels Restaurants & Leisure - 0.1%
Yum! Brands, Inc.
6.875%, 11/15/37		210	182,700

Metals & Mining - 0.0%
Glencore Finance Canada Ltd.
4.25%, 10/25/22 (d)		100	80,250
6.00%, 11/15/41 (d)		100	69,744

			149,994

Midstream - 0.0%
Energy Transfer Partners LP
4.90%, 3/15/35		15	10,888
5.15%, 2/01/43		5	3,650
6.125%, 12/15/45		25	20,558
6.50%, 2/01/42		5	4,041
6.625%, 10/15/36		15	12,500
Williams Partners LP
3.60%, 3/15/22		10	7,852
3.90%, 1/15/25		20	14,897
4.90%, 1/15/45		20	13,199
Williams Partners LP/ACMP Finance Corp.
4.875%, 3/15/24		10	7,986

			95,571

			428,265

Total Corporate Bonds (cost $35,835,863)			30,378,757

GOVERNMENT ISSUES - 1.1%
Government - 1.1%
U.S. Treasury Notes
1.50%, 6/30/16 (a)		2,000	2,006,952
1.75%, 5/31/16 (a)		2,000	2,006,718

Total Government Issues (cost $4,014,074)			4,013,670

	Shares
DEPOSITORY RECEIPTS - 0.6%
Consumer Staples - 0.1%
Beverages - 0.1%
Anheuser-Busch InBev SA/NV (Sponsored ADR)		1,530	170,595

Company	Shares		U.S. $ Value
Food & Staples Retailing - 0.0%
Lenta Ltd. (GDR) (b)(d)		16,290	91,876

Food Products - 0.0%
Unilever NV		3,880	167,336

			429,807

Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Gazprom PAO (Sponsored ADR)		28,400	103,944
LUKOIL PJSC (Sponsored ADR)		3,260	115,698
Rosneft OAO (GDR)		12,780	48,142

			267,784

Financials - 0.0%
Banks - 0.0%
Sberbank of Russia (Sponsored ADR)		9,800	59,290

Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
ARM Holdings PLC (Sponsored ADR)		7,362	301,621

Materials - 0.3%
Chemicals - 0.1%
Syngenta AG (ADR)		4,726	379,450

Metals & Mining - 0.2%
MMC Norilsk Nickel PJSC (ADR)		9,800	118,188
Rio Tinto PLC (Sponsored ADR) (c)		18,849	491,959

			610,147

			989,597

Telecommunication Services - 0.0%
Telecommunication Services - 0.0%
China Mobile Ltd. (Sponsored ADR)		2,780	148,702

Total Depository Receipts (cost $2,549,264)			2,196,801

	Principal Amount (000)
CONVERTIBLE BONDS - 0.4%
Convertible - 0.4%
CalAtlantic Group, Inc.
0.25%, 6/01/19 (j)	U.S.$	350	303,625
Liberty Interactive LLC
3.75%, 2/15/30 (j)		130	70,281
Navistar International Corp.
4.50%, 10/15/18 (j)		45	18,169
4.75%, 4/15/19 (j)		66	24,337
SolarCity Corp.
1.625%, 11/01/19 (a)(j)		1,565	880,312
2.75%, 11/01/18 (j)		5	3,228
SunEdison, Inc.
0.25%, 1/15/20 (d)(j)		90	14,119
2.00%, 10/01/18 (j)		85	18,541

Company	Principal Amount (000)		U.S. $ Value
2.375%, 4/15/22 (a)(j)	U.S.$	325	53,219
2.625%, 6/01/23 (d)(j)		275	42,453
3.375%, 6/01/25 (a)(d)(j)		360	55,575
Walter Investment Management Corp.
4.50%, 11/01/19 (j)		66	35,475

Total Convertible Bonds (cost $2,830,966)			1,519,334

MUNICIPALS - 0.4%
Municipal - 0.4%
Local Authorities - 0.4%
Commonwealth of Puerto Rico
5.00%, 7/01/33-7/01/35 (h)		205	126,588
5.125%, 7/01/31-7/01/37 (h)		120	74,699
5.25%, 7/01/34 (h)		5	3,113
5.75%, 7/01/41 (h)		10	6,238
Series 2012A
5.00%, 7/01/41 (h)		20	12,350
Puerto Rico Public Buildings Authority
5.65%, 7/01/28 (h)		515	293,550
5.70%, 7/01/28 (h)		550	313,500
Puerto Rico Sales Tax Financing Corp.
5.25%, 8/01/40 (h)		150	93,075
6.00%, 8/01/38 (h)		25	15,438
6.05%, 8/01/36-8/01/39 (h)		760	469,299
6.13%, 8/01/38 (h)		5	3,088
Texas Public Finance Authority
8.25%, 7/01/24		50	50,181

Total Municipals (cost $1,623,219)			1,461,119

	Shares
PREFERRED STOCKS - 0.3%
Health Care - 0.3%
Pharmaceuticals - 0.3%
Allergan PLC
5.50%		1,069	1,032,633

Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
SunEdison, Inc.
6.75%		415	48,970

Financials - 0.0%
Thrifts & Mortgage Finance - 0.0%
Federal Home Loan Mortgage Corp.
5.57%		689	1,626
Federal Home Loan Mortgage Corp.
5.90%		1,178	2,921
Federal Home Loan Mortgage Corp.
Series Z
8.375% (c)		1,775	5,573

Company	Shares		U.S. $ Value
Federal National Mortgage Association
0.00%		1,339	3,214
Federal National Mortgage Association
Series S
8.25%		2,175	6,786

			20,120

Total Preferred Stocks (cost $1,499,366)			1,101,723

R.E. INVESTMENT TRUST UNITS - 0.2%
Financials - 0.2%
Real Estate Investment Trusts (REITs) - 0.2%
New Residential Investment Corp.		10,363	121,351
Public Storage		2,152	536,902

Total R.E. Investment Trust Units (cost $606,614)			658,253

	Principal Amount (000)
BANK LOANS - 0.2%
Consumer Discretionary - 0.1%
Hotels Restaurants & Leisure - 0.1%
AMF Bowling Center
9/18/21 (k)	U.S.$	32	31,599
Cowlitz Tribal Gaming Authority
12/04/21 (k)		55	51,302
Mashantucket (Western) Pequot Tribal Nation
7/01/18 (k)		123	97,565
Red Lobster Management LLC
7/28/21 (k)		31	30,260

			210,726

Media - 0.0%
AP NMT Acquisition B.V.
8/13/21 (k)		34	27,861
Cumulus Media, Inc.
12/23/20 (k)		23	14,867
iHeartCommunications, Inc.
1/30/19 (k)		122	79,830
Tribune Publishing Company
7/07/21 (k)		35	30,790

			153,348

Specialty Retail - 0.0%
Ascena Retail Group, Inc.
8/21/22 (k)		50	46,375

			410,449

Company	Principal Amount (000)		U.S. $ Value
Utilities - 0.1%
Electric Utilities - 0.1%
Texas Competitive Electric Holdings Company LLC
10/10/16 (k)	U.S.$	334	88,523

Financials - 0.0%
Capital Markets - 0.0%
Ortho-Clinical Diagnostics Holdings Luxembourg S.Ã.r.l.
6/30/21 (k)		42	35,493

Thrifts & Mortgage Finance - 0.0%
Walter Investment Management Corp.
12/19/20 (k)		32	26,040

			61,533

Information Technology - 0.0%
Software - 0.0%
MModal, Inc.
1/31/20 (k)		34	28,452

Materials - 0.0%
Chemicals - 0.0%
Kraton Polymers LLC
1/06/22 (k)		25	22,500

Total Bank Loans (cost $614,093)			611,457

	Shares
EQUITY LINKED NOTE - 0.1%
Financials - 0.1%
Banks - 0.1%
National Commercial Bank, HSBC Bank PLC, expiring 11/20/17 (b) (cost $629,505)		35,760	377,806

	Contracts
OPTIONS PURCHASED - PUTS - 0.1%
Options Purchased - Puts - 0.1%
Alibaba Group Holding Ltd. Expiration: Mar 2016, Exercise Price: $ 57.50 (b)(l)		102	1,000
Alibaba Group Holding Ltd. Expiration: Mar 2016, Exercise Price: $ 62.50 (b)(l)		52	2,106
athenahealth, Inc. Expiration: Mar 2016, Exercise Price: $ 115.00 (b)(l)		22	1,239
BofI Holding, Inc. Expiration: Mar 2016, Exercise Price: $ 15.00 (b)(l)		79	995

Company	Contracts	U.S. $ Value
BofI Holding, Inc. Expiration: Mar 2016, Exercise Price: $ 17.50 (b)(l)	98	5,576
BofI Holding, Inc. Expiration: Apr 2016, Exercise Price: $ 18.75 (b)(l)	38	6,084
CarMax, Inc. Expiration: Mar 2016, Exercise Price: $ 42.50 (b)(l)	61	3,093
Caterpillar, Inc. Expiration: Mar 2016, Exercise Price: $ 57.50 (b)(l)	84	521
Cheniere Energy, Inc. Expiration: Mar 2016, Exercise Price: $ 27.50 (b)(l)	42	718
Credit Acceptance Corp. Expiration: Mar 2016, Exercise Price: $ 170.00 (b)(l)	9	2,261
Credit Acceptance Corp. Expiration: Mar 2016, Exercise Price: $ 185.00 (b)(l)	12	7,412
Diamond Resorts International, Inc. Expiration: Mar 2016, Exercise Price: $ 22.50 (b)(l)	85	18,861
Diamond Resorts International, Inc. Expiration: Apr 2016, Exercise Price: $ 25.00 (b)(l)	50	23,940
Express Scripts Holding Co. Expiration: Mar 2016, Exercise Price: $ 65.00 (b)(l)	53	2,109
Express Scripts Holding Co. Expiration: Mar 2016, Exercise Price: $ 70.00 (b)(l)	14	1,886
Franklin Resources, Inc. Expiration: Mar 2016, Exercise Price: $ 30.00 (b)(l)	148	1,850
Garmin Ltd. Expiration: Mar 2016, Exercise Price: $ 40.00 (b)(l)	76	7,722
Glencore PLC Expiration: Mar 2016, Exercise Price: GBP 1.05 (b)(m)	127,107	2,477
GrubHub, Inc. Expiration: Mar 2016, Exercise Price: $ 17.50 (b)(l)	98	529
GrubHub, Inc. Expiration: Mar 2016, Exercise Price: $ 22.50 (b)(l)	87	6,160
Horizon Pharma PLC Expiration: Mar 2016, Exercise Price: $ 18.00 (b)(l)	53	9,434

Company	Contracts	U.S. $ Value
LifeLock, Inc. Expiration: Mar 2016, Exercise Price: $ 11.00 (b)(l)	94	3,751
Logitech International SA Expiration: Mar 2016, Exercise Price: $ 15.00 (b)(l)	76	3,055
lululemon athletica, Inc. Expiration: Mar 2016, Exercise Price: $ 60.00 (b)(l)	72	8,194
Mallinckrodt PLC Expiration: Mar 2016, Exercise Price: $ 65.00 (b)(l)	30	8,256
Marriott Vacations Worldwide Corp. Expiration: Apr 2016, Exercise Price: $ 60.00 (b)(l)	40	12,800
Mattel, Inc. Expiration: Mar 2016, Exercise Price: $ 28.00 (b)(l)	88	1,100
Mattel, Inc. Expiration: Mar 2016, Exercise Price: $ 29.00 (b)(l)	124	2,344
Mobileye NV Expiration: Mar 2016, Exercise Price: $ 25.00 (b)(l)	67	1,394
Mobileye NV Expiration: Mar 2016, Exercise Price: $ 29.00 (b)(l)	56	4,049
Mobileye NV Expiration: Apr 2016, Exercise Price: $ 28.00 (b)(l)	52	6,952
Mobileye NV Expiration: Apr 2016, Exercise Price: $ 32.00 (b)(l)	48	13,791
Netflix, Inc. Expiration: Mar 2016, Exercise Price: $ 85.00 (b)(l)	27	4,236
Papa John’s International, Inc. Expiration: Mar 2016, Exercise Price: $ 47.50 (b)(l)	41	656
Papa John’s International, Inc. Expiration: Mar 2016, Exercise Price: $ 55.00 (b)(l)	45	3,874
Papa John’s International, Inc. Expiration: Apr 2016, Exercise Price: $ 60.00 (b)(l)	44	16,434
salesforce.com, Inc. Expiration: Mar 2016, Exercise Price: $ 50.00 (b)(l)	18	38
SolarCity Corp. Expiration: Mar 2016, Exercise Price: $ 17.00 (b)(l)	102	13,229

Company	Contracts	U.S. $ Value
SolarCity Corp. Expiration: Mar 2016, Exercise Price: $ 19.00 (b)(l)	97	22,397
SolarCity Corp. Expiration: Mar 2016, Exercise Price: $ 21.00 (b)(l)	69	25,330
Standard Chartered PLC Expiration: Mar 2016, Exercise Price: GBP 3.80 (b)(m)	71,886	5,603
Teradata Corp. Expiration: Mar 2016, Exercise Price: $ 25.00 (b)(l)	124	10,093
Tesla Motors, Inc. Expiration: Mar 2016, Exercise Price: $ 175.00 (b)(l)	22	7,333
Tesla Motors, Inc. Expiration: Mar 2016, Exercise Price: $ 185.00 (b)(l)	11	6,908
Twitter, Inc. Expiration: Mar 2016, Exercise Price: $ 12.00 (b)(l)	234	140
Twitter, Inc. Expiration: Mar 2016, Exercise Price: $ 17.00 (b)(l)	123	5,314
Valeant Pharmaceuticals International, Inc. Expiration: Mar 2016, Exercise Price: $ 78.00 (b)(l)	35	43,855
Whole Foods Market, Inc. Expiration: Mar 2016, Exercise Price: $ 29.00 (b)(l)	164	2,542
Woodside Petroleum Ltd. Expiration: Mar 2016, Exercise Price: AUD 24.00 (b)(l)	175	7,444
Woodside Petroleum Ltd. Expiration: Mar 2016, Exercise Price: 26.50 (b)(l)	83	10,266
Zillow, Inc. Expiration: Mar 2016, Exercise Price: $ 15.00 (b)(l)	94	273
Zillow, Inc. Expiration: Mar 2016, Exercise Price: $ 17.50 (b)(l)	95	1,567
Zillow, Inc. Expiration: Apr 2016, Exercise Price: $ 20.00 (b)(l)	95	13,091

Total Options Purchased - Puts (premiums paid $883,980)		372,282

Company	Principal Amount (000)		U.S. $ Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 0.1%
Securitized - 0.1%
Thrifts & Mortgage Finance - 0.1%
Sunset Mortgage Loan Co. LLC
Class A, Series 2014-NPL1
3.228%, 8/16/44 (d)	U.S.$	157	156,236

Class A, Series 2015-NPL1
4.459%, 9/18/45 (d)		92	91,531

Total Collateralized Mortgage Obligations (cost $248,362)			247,767

	Shares
COMMON STOCK UNITS - 0.0%
Financials - 0.0%
Real Estate Management & Development - 0.0%
Rescap Liquidating Trust (cost $156,270)		15,081	102,551

WARRANTS - 0.0%
Financials - 0.0%
Banks - 0.0%
JPMorgan Chase & Co., expiring 10/28/18 (b) (cost $56,518)		3,465	56,410

	Contracts
OPTIONS PURCHASED - CALLS - 0.0%
Cablevision Systems Corp. Expiration: Jun 2016, Exercise Price: $ 30.00 (b)(l) (premiums paid $10,409)		26	11,180

	Shares
SHORT-TERM INVESTMENTS - 16.9%
STIF Type Instruments - 16.6%
AB Fixed Income Shares, Inc. - Government STIF Portfolio, 0.40% (n)(o)		46,392,213	46,392,213
State Street Institutional U.S. Government Money Market Fund - Premier Class, 0.24% (n)		12,149,599	12,149,599

Total STIF Type Instruments (cost $58,541,812)			58,541,812

	Principal Amount (000)
Government Issues - 0.3%
U.S. Treasury Bill Zero Coupon, 5/26/16 (a) (cost $999,235)	U.S.$	1,000	999,230

Total Short-Term Investments (cost $59,541,047)			59,541,042

Company	Shares	U.S. $ Value
Total Investments Before Security Lending Collateral for Securities Loaned - 89.7% (cost $330,055,524)		317,256,215

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 1.4%
Investment Companies - 1.4%
AB Exchange Reserves-Class I, 0.41% (n)(o) (cost $4,860,802)	4,860,802	4,860,802

Total Investments Before Securities Sold Short - 91.1% (cost $334,916,326)		322,117,017

SECURITIES SOLD SHORT - (27.6)%
COMMON STOCKS - (13.6)%
Consumer Discretionary - (4.5)%
Auto Components - (0.1)%
BorgWarner, Inc.	(5,246)	(171,439)
Delphi Automotive PLC	(2,626)	(175,102)

		(346,541)

Automobiles - (0.4)%
Bayerische Motoren Werke AG	(2,038)	(165,563)
Daimler AG (REG)	(2,435)	(165,671)
Ford Motor Co.	(14,281)	(178,655)
General Motors Co.	(15,541)	(457,527)
Tesla Motors, Inc. (b)	(2,029)	(389,426)
Thor Industries, Inc.	(3,898)	(215,871)

		(1,572,713)

Distributors - 0.0%
LKQ Corp. (b)	(3,740)	(103,224)

Diversified Consumer Services - (0.1)%
DeVry Education Group, Inc.	(6,148)	(112,263)
Grand Canyon Education, Inc. (b)	(2,848)	(111,015)
LifeLock, Inc. (b)	(12,745)	(140,577)

		(363,855)

Hotels, Restaurants & Leisure - (1.3)%
BJ’s Restaurants, Inc. (b)	(2,773)	(122,234)
Carnival Corp.	(3,757)	(180,186)
Diamond Resorts International, Inc. (b)	(9,940)	(216,593)
Domino’s Pizza, Inc.	(111)	(14,767)
Dunkin’ Brands Group, Inc.	(2,926)	(136,293)
Interval Leisure Group, Inc.	(14,894)	(192,877)
Marriott International, Inc./MD	(35,087)	(2,391,179)
Marriott Vacations Worldwide Corp.	(2,483)	(150,346)
McDonald’s Corp.	(1,286)	(150,706)
Panera Bread Co. (b)	(55)	(11,396)
Papa John’s International, Inc.	(1,850)	(107,578)
Restaurant Brands International, Inc.	(6,858)	(240,441)
Royal Caribbean Cruises Ltd.	(2,407)	(179,009)
Sonic Corp.	(4,391)	(128,964)
Texas Roadhouse, Inc.	(388)	(16,183)

Company	Shares	U.S. $ Value
Wyndham Worldwide Corp.	(3,825)	(278,613)

		(4,517,365)

Household Durables - (0.7)%
Garmin Ltd.	(4,703)	(190,519)
Jarden Corp. (b)	(4,779)	(252,713)
Newell Rubbermaid, Inc.	(49,785)	(1,892,328)

		(2,335,560)

Internet & Catalog Retail - (0.1)%
Netflix, Inc. (b)	(1,409)	(131,615)
TripAdvisor, Inc. (b)	(2,778)	(173,903)
Zalando SE (b)(d)	(2,730)	(85,091)

		(390,609)

Leisure Products - (0.1)%
BRP, Inc./CA (b)	(9,666)	(117,735)
Mattel, Inc.	(5,247)	(170,632)

		(288,367)

Media - (0.4)%
Altice NV-Class A (b)	(20,639)	(296,057)
Charter Communications, Inc.-Class A (b)	(4,254)	(763,848)
Live Nation Entertainment, Inc. (b)	(8,878)	(195,227)
World Wrestling Entertainment, Inc.-Class A	(12,607)	(210,789)

		(1,465,921)

Multiline Retail - (0.6)%
Burlington Stores, Inc. (b)	(183)	(10,259)
Canadian Tire Corp. Ltd.-Class A	(10,903)	(1,060,000)
Dollar Tree, Inc. (b)	(246)	(19,742)
Dollarama, Inc.	(5,270)	(306,774)
Kohl’s Corp.	(7,054)	(329,210)
Target Corp.	(4,626)	(362,910)

		(2,088,895)

Specialty Retail - (0.3)%
AutoNation, Inc. (b)	(4,590)	(236,247)
CarMax, Inc. (b)	(4,634)	(214,369)
Five Below, Inc. (b)	(6,042)	(231,711)
Gap, Inc. (The)	(185)	(5,115)
GNC Holdings, Inc.	(6,876)	(195,828)
Hennes & Mauritz AB-Class B	(5,003)	(162,129)
Restoration Hardware Holdings, Inc. (b)	(1,531)	(58,163)
Ross Stores, Inc.	(325)	(17,869)
Staples, Inc.	(6,773)	(64,005)
TJX Cos., Inc. (The)	(301)	(22,304)

		(1,207,740)

Textiles, Apparel & Luxury Goods - (0.4)%
Cie Financiere Richemont SA (REG)	(3,022)	(191,899)
lululemon athletica, Inc. (b)	(3,075)	(192,895)
Luxottica Group SpA	(3,218)	(183,698)

Company	Shares	U.S. $ Value
Pandora A/S	(1,377)	(173,830)
Swatch Group AG (The)	(1,422)	(492,414)

		(1,234,736)

		(15,915,526)

Information Technology - (2.0)%
Internet Software & Services - (0.6)%
CoStar Group, Inc. (b)	(1,103)	(195,297)
GrubHub, Inc. (b)	(6,023)	(141,782)
MercadoLibre, Inc.	(2,522)	(256,639)
Tencent Holdings Ltd.	(58,400)	(1,069,328)
Yahoo Japan Corp.	(33,628)	(132,497)
Zillow Group, Inc. (b)	(17,212)	(371,779)

		(2,167,322)

IT Services - (0.4)%
Alliance Data Systems Corp. (b)	(753)	(158,228)
FleetCor Technologies, Inc. (b)	(1,411)	(180,171)
International Business Machines Corp.	(3,477)	(455,591)
Teradata Corp. (b)	(8,126)	(202,744)
Western Union Co. (The)	(9,931)	(181,340)
Wirecard AG	(2,129)	(83,993)

		(1,262,067)

Semiconductors & Semiconductor Equipment - (0.1)%
First Solar, Inc. (b)	(3,877)	(278,640)
Micron Technology, Inc. (b)	(21,792)	(231,649)
SunEdison, Inc. (b)	(19,769)	(39,143)

		(549,432)

Software - (0.6)%
Adobe Systems, Inc. (b)	(2,042)	(173,876)
Mobileye NV(b)	(20,313)	(659,360)
Oracle Corp.	(5,826)	(214,280)
salesforce.com, Inc. (b)	(1,935)	(131,096)
SAP SE	(4,340)	(327,250)
Splunk, Inc. (b)	(7,998)	(348,713)
Workday, Inc. Class A (b)	(5,412)	(327,156)

		(2,181,731)

Technology Hardware, Storage & Peripherals - (0.3)%
Logitech International SA (REG)	(10,226)	(157,858)
NetApp, Inc.	(10,291)	(255,628)
Pure Storage, Inc. (b)	(1,744)	(25,079)
Seagate Technology PLC	(8,689)	(272,487)
Western Digital Corp.	(6,554)	(285,296)

		(996,348)

		(7,156,900)

Health Care - (1.7)%
Health Care Equipment & Supplies - (0.6)%
Boston Scientific Corp. (b)	(11,589)	(196,781)

Company	Shares	U.S. $ Value
DENTSPLY International, Inc.	(19,203)	(1,170,615)
Intuitive Surgical, Inc. (b)	(390)	(219,594)
Varian Medical Systems, Inc. (b)	(4,406)	(344,637)

		(1,931,627)

Health Care Providers & Services - (0.7)%
Aetna, Inc.	(9,191)	(998,418)
Centene Corp. (b)	(23,000)	(1,310,080)
Express Scripts Holding Co. (b)	(4,084)	(287,432)

		(2,595,930)

Health Care Technology - 0.0%
athenahealth, Inc. (b)	(1,048)	(135,266)

Life Sciences Tools & Services - (0.1)%
Illumina, Inc. (b)	(2,159)	(324,368)

Pharmaceuticals - (0.3)%
Endo International PLC (b)	(5,329)	(222,805)
Horizon Pharma PLC (b)	(11,581)	(198,730)
Mallinckrodt PLC (b)	(3,252)	(211,478)
Mylan NV (b)	(2,050)	(92,393)
Pfizer, Inc.	(7,277)	(215,909)
Valeant Pharmaceuticals International, Inc. (b)	(1,915)	(126,007)

		(1,067,322)

		(6,054,513)

Financials - (1.4)%
Banks - (0.3)%
Canadian Imperial Bank of Commerce/Canada	(5,238)	(348,232)
DBS Group Holdings Ltd.	(28,845)	(277,822)
Grupo Financiero Banorte SAB de CV	(45,687)	(230,602)
Grupo Financiero Inbursa SAB de CV	(131,936)	(234,763)

		(1,091,419)

Capital Markets - (0.6)%
Affiliated Managers Group, Inc. (b)	(1,456)	(201,932)
Eaton Vance Corp.	(5,432)	(157,039)
Franklin Resources, Inc.	(22,327)	(800,423)
Goldman Sachs Group, Inc. (The)	(2,128)	(318,200)
Waddell & Reed Financial, Inc.	(23,378)	(547,513)

		(2,025,107)

Consumer Finance - (0.1)%
Ally Financial, Inc. (b)	(15,945)	(280,313)
Credit Acceptance Corp. (b)	(752)	(148,197)
Santander Consumer USA Holdings, Inc. (b)	(12,800)	(131,200)

		(559,710)

Insurance - (0.2)%
CNP Assurances	(50,810)	(751,403)

Company	Shares	U.S. $ Value
Real Estate Management & Development - (0.1)%
Brookfield Asset Management, Inc.	(8,271)	(253,589)

Software - 0.0%
Bank of Montreal	(2,473)	(136,064)

Thrifts & Mortgage Finance - (0.1)%
BofI Holding, Inc. (b)	(13,858)	(256,789)

		(5,074,081)

Materials - (1.3)%
Chemicals - (0.9)%
Air Products & Chemicals, Inc.	(3,380)	(447,749)
EI du Pont de Nemours & Co.	(5,076)	(308,976)
LyondellBasell Industries NV-Class A	(3,563)	(285,788)
Monsanto Co.	(9,037)	(813,240)
Mosaic Co. (The)	(36,140)	(963,131)
Potash Corp. of Saskatchewan, Inc.	(9,946)	(168,485)

		(2,987,369)

Construction Materials - 0.0%
LafargeHolcim Ltd. (REG)	(1,831)	(72,041)

Metals & Mining - (0.4)%
First Quantum Minerals Ltd.	(51,563)	(187,883)
Glencore PLC	(473,166)	(868,612)
Grupo Mexico SAB de CV-Series B	(88,689)	(186,575)
ThyssenKrupp AG	(4,727)	(79,860)

		(1,322,930)

		(4,382,340)

Industrials - (1.2)%
Aerospace & Defense - (0.1)%
Boeing Co. (The)	(2,905)	(343,313)

Air Freight & Logistics - (0.1)%
United Parcel Service, Inc.	(2,540)	(245,237)

Airlines - (0.3)%
American Airlines Group, Inc.	(4,029)	(165,189)
ANA Holdings, Inc.	(73,521)	(207,946)
Deutsche Lufthansa AG (REG) (b)	(31,680)	(471,777)
United Continental Holdings, Inc. (b)	(2,601)	(148,933)

		(993,845)

Commercial Services & Supplies - 0.0%
Pitney Bowes, Inc.	(800)	(14,496)

Construction & Engineering - 0.0%
Fluor Corp.	(1,609)	(74,078)

Electrical Equipment - 0.0%
SolarCity Corp. (b)	(9,282)	(171,067)

Industrial Conglomerates - (0.1)%
General Electric Co.	(9,103)	(265,262)

Machinery - (0.2)%
Caterpillar, Inc.	(3,829)	(259,223)
Cummins, Inc.	(3,251)	(317,200)

Company	Shares	U.S. $ Value
Deere & Co.	(1,050)	(84,189)
PACCAR, Inc.	(4,847)	(249,621)

		(910,233)

Marine - 0.0%
AP Moeller - Maersk A/S-Class B	(123)	(161,647)

Road & Rail - (0.1)%
Canadian Pacific Railway Ltd.	(901)	(109,192)
Knight Transportation, Inc.	(3,895)	(94,376)

		(203,568)

Trading Companies & Distributors - (0.3)%
Air Lease Corp.	(4,290)	(128,914)
Fastenal Co.	(12,990)	(588,317)
Noble Group Ltd.	(825,500)	(202,192)
WW Grainger, Inc.	(200)	(43,380)

		(962,803)

		(4,345,549)

Consumer Staples - (0.9)%
Beverages - (0.2)%
Coca-Cola Co. (The)	(10,655)	(459,550)
Monster Beverage Corp. (b)	(2,049)	(257,150)

		(716,700)

Food & Staples Retailing - (0.3)%
Kroger Co. (The)	(382)	(15,245)
Tesco PLC (b)	(76,255)	(190,334)
Wal-Mart Stores, Inc.	(4,813)	(319,295)
Whole Foods Market, Inc.	(3,370)	(105,515)
Woolworths Ltd.	(19,577)	(319,021)

		(949,410)

Food Products - (0.4)%
Archer-Daniels-Midland Co.	(3,370)	(117,815)
Bunge Ltd.	(3,076)	(152,939)
Chocoladefabriken Lindt & Spruengli AG	(14)	(79,964)
Hain Celestial Group, Inc. (The) (b)	(3,575)	(132,168)
Hershey Co. (The)	(2,816)	(255,946)
Hormel Foods Corp.	(1,291)	(54,880)
JM Smucker Co. (The)	(2,491)	(317,777)
Kellogg Co.	(4,355)	(322,357)

		(1,433,846)

		(3,099,956)

Utilities - (0.3)%
Electric Utilities - (0.3)%
Fortis, Inc./Canada	(31,789)	(881,305)

Energy - (0.2)%
Oil, Gas & Consumable Fuels - (0.2)%
Apache Corp.	(4,823)	(184,624)
Cabot Oil & Gas Corp.	(5,807)	(116,895)
Canadian Natural Resources Ltd.	(5,936)	(123,825)
Cheniere Energy, Inc. (b)	(4,133)	(147,755)

Company	Shares	U.S. $ Value
Chevron Corp.	(1,480)	(123,491)
EOG Resources, Inc.	(2,161)	(139,903)

		(836,493)

Telecommunication Services - (0.1)%
Diversified Telecommunication Services - (0.1)%
AT&T, Inc.	(5,670)	(209,506)

Total Common Stocks (proceeds $51,057,138)		(47,956,169)

MUTUAL FUNDS - (12.9)%
Index - (12.9)%
Index - (12.9)%
Consumer Discretionary Select Sector SPDR Fund	(21,056)	(1,567,408)
Consumer Staples Select Sector SPDR Fund	(11,280)	(574,377)
Energy Select Sector SPDR Fund	(10,172)	(576,345)
Financial Select Sector SPDR Fund	(81,671)	(1,722,442)
Health Care Select Sector SPDR Fund	(16,523)	(1,093,823)
Industrial Select Sector SPDR Fund	(47,233)	(2,461,784)
iShares JP Morgan USD Emerging Markets Bond ETF	(4,834)	(519,075)
iShares Nasdaq Biotechnology ETF	(4,150)	(1,054,473)
Materials Select Sector SPDR Fund	(18,716)	(782,329)
SPDR S&P 500 ETF Trust	(164,486)	(31,837,911)
SPDR S&P Regional Banking ETF	(14,035)	(492,207)
Technology Select Sector SPDR Fund	(43,213)	(1,770,437)
Utilities Select Sector SPDR Fund	(12,871)	(595,927)
WisdomTree India Earnings Fund	(27,516)	(464,470)

Total Mutual Funds (proceeds $46,430,608)		(45,513,008)

DEPOSITORY RECEIPTS - (0.6)%
Consumer Discretionary - (0.3)%
Internet & Catalog Retail - (0.3)%
Alibaba Group Holding Ltd. (Sponsored ADR) (b)	(11,872)	(816,912)
Vipshop Holdings Ltd. (ADR) (b)	(12,360)	(137,320)

		(954,232)

Financials - (0.2)%
Banks - (0.2)%
Banco Bradesco SA (ADR)	(58,096)	(307,909)
HSBC Holdings PLC (Sponsored ADR)	(9,633)	(306,040)
Siam Commercial Bank PCL (The) (NVDR)	(57,800)	(224,331)

		(838,280)

Energy - (0.1)%
Oil, Gas & Consumable Fuels - (0.1)%
Royal Dutch Shell PLC (Sponsored ADR)-Class A	(3,036)	(138,077)
Consumer Staples - 0.0%
Beverages - 0.0%
Anheuser-Busch InBev SA/NV (Sponsored ADR)	(1,023)	(114,065)

Total Depository Receipts (proceeds $2,233,564)		(2,044,654)

Company		Principal Amount (000)	U.S. $ Value
CORPORATE BONDS - (0.5)%
Corporate - High Yield - (0.5)%
Electric - 0.0%
AES Corp./VA
7.375%, 7/01/21	U.S.$	(11)	(11,467)
8.00%, 6/01/20		(20)	(21,950)

			(33,417)

Health Care - (0.2)%
IASIS Healthcare LLC / IASIS Capital Corp.
8.375%, 5/15/19		(600)	(570,000)

Metals & Mining - (0.1)%
Vale Overseas Ltd.
6.25%, 1/23/17		(250)	(252,025)

Packaging - (0.1)%
Ball Corp.
5.25%, 7/01/25		(400)	(417,000)

Retailers - (0.1)%
Levi Strauss & Co.
5.00%, 5/01/25		(550)	(550,055)

Total Corporate Bonds (proceeds $1,783,071)			(1,822,497)

		Shares
R.E. INVESTMENT TRUST UNITS - 0.0%
Financials - 0.0%
Real Estate Investment Trusts (REITs) - 0.0%
Care Capital Properties, Inc.		(25)	(663)
Pennsylvania Real Estate Investment Trust		(1,200)	(22,992)
Ventas, Inc.		(100)	(5,567)

Total R.E. Investment Trust Units (proceeds $29,258)			(29,222)

Total Securities Sold Short (proceeds $101,533,639)			(97,365,550)

Total Investments, Net of Securities Sold Short - 63.5% (cost $233,382,686) (p)			224,751,467
Other assets less liabilities - 36.5%			129,021,811

Net Assets - 100.0%			$353,773,278

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Credit Suisse International	EUR	1,218	USD	1,339	3/18/16	$13,570
Credit Suisse International	GBP	937	USD	1,396	3/18/16	91,858
Credit Suisse International	USD	717	GBP	484	3/18/16	(43,195)
Credit Suisse International	EUR	427	USD	471	3/31/16	6,536
Credit Suisse International	CAD	3,248	USD	2,337	5/03/16	(63,260)
Credit Suisse International	USD	483	CAD	662	5/03/16	6,281
Credit Suisse International	SEK	12,017	USD	1,421	5/04/16	13,947
Credit Suisse International	NOK	10,024	USD	1,165	5/11/16	13,615
Credit Suisse International	GBP	93	USD	133	5/20/16	3,350
Credit Suisse International	GBP	34	USD	47	5/20/16	(185)
Credit Suisse International	USD	35	GBP	25	5/20/16	(79)
Morgan Stanley & Co., Inc.	CHF	421	USD	430	4/08/16	7,554
Morgan Stanley & Co., Inc.	CHF	17	USD	17	4/08/16	(162)
Morgan Stanley & Co., Inc.	EUR	1,527	USD	1,687	4/08/16	23,530
Morgan Stanley & Co., Inc.	EUR	127	USD	138	4/08/16	(505)
Morgan Stanley & Co., Inc.	USD	178	EUR	164	4/08/16	875
Morgan Stanley & Co., Inc.	USD	241	EUR	218	4/08/16	(3,472)
Morgan Stanley & Co., Inc.	CAD	107	USD	78	4/28/16	(982)
Morgan Stanley & Co., Inc.	EUR	1,627	USD	1,798	4/28/16	24,746
Morgan Stanley & Co., Inc.	GBP	279	USD	393	4/28/16	5,262
Morgan Stanley & Co., Inc.	USD	1,268	CAD	1,752	4/28/16	27,595
Morgan Stanley & Co., Inc.	USD	105	CHF	104	4/28/16	(860)
Morgan Stanley & Co., Inc.	USD	518	EUR	469	4/28/16	(7,066)
Morgan Stanley & Co., Inc.	USD	72	GBP	51	4/28/16	(62)
Morgan Stanley & Co., Inc.	USD	213	JPY	23,781	4/28/16	(1,392)
Morgan Stanley & Co., Inc.	USD	36	SEK	304	4/28/16	(292)
State Street Bank & Trust Co.	CHF	2,380	USD	2,429	3/16/16	43,845
State Street Bank & Trust Co.	CHF	422	USD	419	3/16/16	(3,170)
State Street Bank & Trust Co.	EUR	1,179	USD	1,303	3/16/16	19,910
State Street Bank & Trust Co.	EUR	26	USD	28	3/16/16	(35)
State Street Bank & Trust Co.	USD	191	CHF	191	3/16/16	424
State Street Bank & Trust Co.	USD	270	CHF	267	3/16/16	(3,516)
State Street Bank & Trust Co.	USD	162	EUR	150	3/16/16	1,279
State Street Bank & Trust Co.	USD	245	EUR	223	3/16/16	(2,563)
State Street Bank & Trust Co. London	EUR	400	USD	447	3/08/16	11,495
State Street Bank & Trust Co. London	GBP	1,800	USD	2,636	3/08/16	130,988
State Street Bank & Trust Co. London	EUR	300	USD	333	3/22/16	6,667

						$322,531

CALL OPTIONS WRITTEN

Description	Contracts	Exercise Price	Expiration Month	Premiums Received	U.S. $ Value
Avis Budget Group, Inc. (l)	600	$33.00	August 2016	$600	$(930)
Avis Budget Group, Inc. (l)	600	38.00	January 2017	2,054	(1,005)

				$(2,654)	$(1,935)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Clearing Broker/(Exchange) & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at February 29, 2016	Notional Amount (000)	Market Value	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Morgan Stanley Co., Inc./(CME)
CDX-NAIG Series 25, 5 Year, 12/20/20*	1.00%	1.08%	$10,000	$17,135	$(81,769)

*	Termination date

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at February 29, 2016	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Credit Suisse International
ArcelorMittal,
6.125%, 6/01/18, 12/20/20*	1.00%	7.49%	EUR	500	$133,223	$103,643	$29,580
Credit Suisse Securities (USA) LLC
Gap, Inc. (The),
5.95%, 4/12/21, 12/20/20*	1.00	2.47		$400	25,630	23,930	1,700
Goldman Sachs International
Clariant AG,
3.125%, 6/09/17, 12/20/20*	1.00	1.32	EUR	400	5,633	(2,210)	7,843
Halliburton Co.,
8.75%, 2/15/21, 12/20/20*	1.00	1.53		$1,500	33,428	26,884	6,544
Morgan Stanley Co., Inc.
Beazer Homes USA, Inc.,
9.125%, 5/15/19, 12/20/20*	5.00	9.48		400	62,284	23,117	39,167
Beazer Homes USA, Inc.,
9.125%, 5/15/19, 12/20/20*	5.00	9.48		150	23,367	8,669	14,698
Care UK Health & Social Care PLC,
8.09%, 1/15/20, 12/20/20*	5.00	7.73	EUR	500	52,368	46,234	6,134
Gap, Inc. (The),
5.95%, 4/12/21, 12/20/20*	1.00	2.47		$700	44,853	33,910	10,943

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at February 29, 2016	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Halliburton Co.,
8.75%, 2/15/21, 12/20/20*	1.00%	1.53%	$1,500	$33,428	$25,560	$7,868
Newmont Mining Corp.,
5.875%, 4/01/35, 12/20/20*	1.00	1.35	1,250	17,728	42,434	(24,706)
Staples, Inc.,
2.75%, 1/12/18, 12/20/20*	1.00	2.09	1,400	66,157	50,058	16,099
Staples, Inc.,
2.75%, 1/12/18, 12/20/20*	1.00	2.09	1,200	56,706	54,085	2,621
Sale Contracts
Goldman Sachs International
iHeartCommunications, Inc.,
6.875%, 6/15/18, 9/20/16*	5.00	46.02	400	(77,965)	(42,050)	(35,915)
JPMorgan Securities, Inc.
American Axle & Manufacturing, Inc.,
6.625%, 10/15/22, 12/20/20*	5.00	4.05	750	37,894	17,017	20,877
Morgan Stanley Capital Services LLC
Yum! Brands, Inc.,
6.25%, 3/15/18, 12/20/21*	1.00	3.09	25	(2,653)	(2,498)	(155)
Morgan Stanley Co., Inc.
Yum! Brands, Inc.,
6.25%, 3/15/18, 12/20/21*	1.00	3.09	15	(1,592)	(1,224)	(368)
Yum! Brands, Inc.,
6.25%, 3/15/18, 12/20/21*	1.00	3.48	50	(7,118)	(5,410)	(1,708)

				$503,371	$402,149	$101,222

*	Termination date

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Notional Amount (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Obligation
Credit Suisse International
Comcast Corp. - Class A	13,122	BBA 1 Month LIBOR Plus 0.30%	USD	776	11/23/16	$(19,221)
Ryanair Holdings PLC	9,546	EURIBOR 1 Month Plus 0.30%	EUR	123	5/31/16	13,934
Goldman Sachs & Co.
Fortress Investment Group LLC	7,163	BBA 1 Month LIBOR Plus 0.70%	USD	57	5/14/16	(22,629)
Morgan Stanley Co., Inc.
Alaska Air Group, Inc.	16,487	FedFundEffective Plus 0.35%		1,212	7/24/17	10,240
Brunswick Corp.	13,483	FedFundEffective Plus 0.35%		633	7/24/17	(58,188)
Constellation Brands, Inc.	6,161	FedFundEffective Plus 0.50%		836	7/24/17	37,321
Home Retail Group PLC	417,308		GBP	627	1/1/50	152,821
International Consolidated Airlines Group SA	32,466	BBA 1 Month LIBOR Plus 0.50%		181	7/24/17	(4,991)
Kroger Co. (The)	35,788	FedFundEffective Plus 0.35%	USD	1,349	7/24/17	83,129
Moncler SpA	4,386	EURIBOR 3 Month Plus 0.50%	EUR	59	7/24/17	3,658
NVR, Inc.	1,053	BBA 1 Month LIBOR Plus 0.50%	USD	1,468	5/22/17	256,162
Peugeot SA	8,980	EURIBOR 3 Month Plus 0.50%	EUR	134	7/24/17	(10,935)
Rexam PLC	166,386	BBA 1 Month LIBOR Plus 0.35%	GBP	992	1/1/50	28,604
Rio Tinto PLC	23,518	BBA 1 Month LIBOR Plus 0.50%		427	7/24/17	48,498
SABMiller PLC	41,022	BBA 1 Month LIBOR Plus 0.35%		1,697	1/1/50	11,477
United Continental Holdings, Inc.	23,473	FedFundEffective Plus 0.50%	USD	1,280	7/24/17	63,817
Wizz Air Holdings PLC	5,163	BBA 1 Month LIBOR Plus 0.50%	GBP	94	1/16/17	119
Wizz Air Holdings PLC	7,447	BBA 1 Month LIBOR Plus 0.50%		125	3/3/17	14,865
Pay Total Return on Reference Obligation
Morgan Stanley Co., Inc.
Agile Property Holdings Ltd.	92,300	HK Overnight Index Swap Ref Rate Minus 1.50%	HKD	472	8/1/16	18,141
Agile Property Holdings Ltd.	10,800	HK Overnight Index Swap Ref Rate Minus 2.00%		53	8/1/16	1,775
Agile Property Holdings Ltd.	3,500	HK Overnight Index Swap Ref Rate Minus 0.40%		17	8/1/16	570
Air France-KLM	18,322	EONIA Minus 4.00%	EUR	128	7/24/17	(27,836)
Airbus Group SE	3,812	EONIA Minus 0.40%		223	8/21/17	(3,575)

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Notional Amount (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
ASOS PLC	4,003	SONIA Overnight Deposit Rate Minus 0.30%	GBP	120	8/1/16	$3,782
Asustek Computer, Inc.	32,730	FedFundEffective Minus 0.51%	USD	314	8/1/16	44,531
Ball Corp.	7,604	BBA 1 Month LIBOR Minus 0.30%		504	1/1/50	(760)
Banco do Brasil SA	70,997	FedFundEffective Minus 1.80%		295	8/1/16	53,372
Bank of East Asia	29,925	HKAB 1 Month HIBOR Fixing Minus 0.40%	HKD	916	8/1/16	22,876
Bank of East Asia	2,700	HK Overnight Index Swap Ref Rate Minus 0.50%		79	8/1/16	1,598
Bank of East Asia	2,200	HK Overnight Index Swap Ref Rate Minus 0.40%		64	8/1/16	1,302
Bank of East Asia	1,000	HK Overnight Index Swap Ref Rate Minus 0.40%		29	8/1/16	600
BNP Paribas SA	1,918	EURIBOR 1 Month Minus 0.40%	EUR	72	7/24/17	(10,755)
Burberry Group PLC	3,759	SONIA Overnight Deposit Rate Minus 0.35%	GBP	45	7/24/17	(6,564)
BYD Co., Ltd.	42,920	HK Overnight Index Swap Ref Rate Minus 1.74%	HKD	1,890	8/1/16	30,160
Canon, Inc.	8,990	MUTSCALM Minus 0.40%	JPY	34,356	8/1/16	45,278
China Cinda Asset Management Co., Ltd.	200,500	HK Overnight Index Swap Ref Rate Minus 0.40%-1.25%	HKD	897	8/1/16	55,276
China CITIC Bank Corp., Ltd.	344,800	HK Overnight Index Swap Ref Rate Minus 0.40%		1,630	8/1/16	19,261
China CITIC Bank Corp., Ltd.	3,000	HK Overnight Index Swap Ref Rate Minus 0.40%		84	8/1/16	9,089
China CITIC Bank Corp., Ltd.	19,000	HK Overnight Index Swap Ref Rate Minus 0.40%		114	8/1/16	4,113
China CITIC Bank Corp., Ltd.	16,000	HK Overnight Index Swap Ref Rate Minus 0.40%		82	8/1/16	1,732
China Everbright Bank Co.	410,800	HK Overnight Index Swap Ref Rate Minus 0.40%		1,736	8/1/16	60,027
China Huarong Asset Management Co., Ltd.	528,800	HK Overnight Index Swap Ref Rate Minus 12.52%		1,564	8/1/16	8,470

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Notional Amount (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
China Merchants Bank Co., Ltd.	72,800	HK Overnight Index Swap Ref Rate Minus 0.40%	HKD	1,615	8/1/16	$71,680
China Merchants Bank Co., Ltd.	58,300	HK Overnight Index Swap Ref Rate Minus 0.40%		1,041	8/1/16	24,863
China Minsheng Banking Corp., Ltd.	232,800	HK Overnight Index Swap Ref Rate Minus 0.40%		1,762	8/1/16	32,797
China Minsheng Banking Corp., Ltd.	75,800	HK Overnight Index Swap Ref Rate Minus 0.40%		610	8/1/16	15,377
China Minsheng Banking Corp., Ltd.	12,000	HK Overnight Index Swap Ref Rate Minus 0.40%		113	8/1/16	4,581
China Pacific Insurance (Group) Co., Ltd.	21,000	HK Overnight Index Swap Ref Rate Minus 0.40%		719	8/1/16	24,389
China Pacific Insurance (Group) Co., Ltd.	1,400	HK Overnight Index Swap Ref Rate Minus 0.40%		42	8/1/16	843
China Southern Airlines Co., Ltd.	850,305	HK Overnight Index Swap Ref Rate Minus 0.50%		4,128	7/10/17	53,523
CITIC Securities Co., Ltd.	141,800	HK Overnight Index Swap Ref Rate Minus 0.40%		2,523	8/1/16	51,638
Country Garden Holdings Co., Ltd.	116,400	HK Overnight Index Swap Ref Rate Minus 0.40%		441	8/1/16	14,320
Country Garden Holdings Co., Ltd.	104,000	HK Overnight Index Swap Ref Rate Minus 0.40%		400	8/1/16	13,534
CVS Health Corp.	1,362	FedFundEffective Minus 0.35%	USD	133	7/24/17	395
Deere & Co.	4,288	FedFundEffective Minus 0.35%		336	7/24/17	(7,633)
EI du Pont de Nemours & Co.	7,280	FedFundEffective Minus 0.35%		438	7/24/17	(4,660)
Estee Lauder Cos., Inc. (the)	2,918	FedFundEffective Minus 0.35%		268	7/24/17	261
Evergrande Real Estate Group Ltd.	80,900	HK Overnight Index Swap Ref Rate Minus 8.51%	HKD	635	8/1/16	28,819
Evergrande Real Estate Group Ltd.	1,600	HK Overnight Index Swap Ref Rate Minus 8.51%		5	8/1/16	(368)
Evergrande Real Estate Group Ltd.	39,000	HK Overnight Index Swap Ref Rate Minus 8.51%		140	8/1/16	(7,488)
Fast Retailing Co., Ltd.	615	MUTSCALM Minus 0.40%	JPY	29,228	8/1/16	87,575

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Notional Amount (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
FirstRand Bank Ltd.	49,026	South Africa Benchmark Overnight Rate Minus 0.95%	ZAR	1,958	8/1/16	$(12,833)
Fosun International Ltd.	113,300	HK Overnight Index Swap Ref Minus 1.73%	HKD	1,643	8/1/16	65,877
Glencore PLC	20,000	SONIA Overnight Deposit Rate Minus 0.30%	GBP	72	8/1/16	63,245
Glencore PLC	17,824	SONIA Overnight Deposit Rate Minus 0.30%		66	8/1/16	58,750
Glencore PLC	6,500	SONIA Overnight Deposit Rate Minus 0.30%		21	8/1/16	16,872
Glencore PLC	1,060	SONIA Overnight Deposit Rate Minus 0.30%		3	8/1/16	2,700
Glencore PLC	600	SONIA Overnight Deposit Rate Minus 0.30%		2	8/1/16	1,326
Glencore PLC	139,758	SONIA Overnight Deposit Rate Minus 0.30%		126	8/1/16	(81,716)
Hong Kong Exchanges and Clearing Ltd.	10,200	HK Overnight Index Swap Ref Rate Minus 0.75%	HKD	1,701	8/1/16	(2,719)
HSBC Holdings PLC	25,830	SONIA Overnight Deposit Rate Minus 0.625%	GBP	109	7/24/17	(11,928)
Hyundai Heavy Industries Co., Ltd.	300	FedFundEffective Minus 0.40%	USD	43	8/1/16	18,070
Hyundai Heavy Industries Co., Ltd.	1,208	FedFundEffective Minus 0.40%		110	8/1/16	9,378
ICAP PLC	25,405	SONIA Overnight Deposit Rate Minus 0.30%	GBP	135	8/1/16	34,325
ICAP PLC	1,420	SONIA Overnight Deposit Rate Minus 0.30%		8	8/1/16	2,071
ICAP PLC	11,200	SONIA Overnight Deposit Rate Minus 0.30%		39	8/1/16	(14,537)
Imerys SA	1,932	EONIA Minus 0.35%	EUR	130	8/1/16	24,385
INPEX Corp.	25,350	MUTSCALM Minus 0.40%	JPY	33,744	8/1/16	116,507
iShares MSCI Emerging Markets ETF	7,383	FedFundEffective Minus 1.63%	USD	229	3/22/18	5,018
iShares MSCI South Korea Capped ETF	8,027	FedFundEffective Minus 1.11%		382	7/24/17	7,866
iShares MSCI Taiwan ETF	21,462	FedFundEffective Minus 0.66%		276	7/24/17	858
J Sainsbury PLC	133,955		GBP	334	1/1/50	(9,814)
JFE Holdings, Inc.	17,600	MUTSCALM Minus 0.40%	JPY	31,624	8/1/16	69,833

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Notional Amount (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
Just Eat PLC	59,665	SONIA Overnight Deposit Rate Minus 0.30%	GBP	248	8/1/16	$27,240
Kering	1,090	EONIA Minus 0.35%	EUR	176	8/1/16	1,464
Kingsoft Corp., Ltd.	97,900	HK Overnight Index Swap Ref Rate Minus 1.99%	HKD	1,524	8/1/16	2,413
Kroton Educacional SA	1,847	FedFundEffective Minus 1.00%	USD	4	8/1/16	(622)
Kroton Educational SA	36,789	FedFundEffective Minus 1.00%		94	8/1/16	2,320
Lenovo Group Ltd.	51,670	HK Overnight Index Swap Ref Rate Minus 0.40%	HKD	602	8/1/16	34,346
Lenovo Group Ltd.	159,300	HK Overnight Index Swap Ref Rate Minus 0.40%		1,256	8/1/16	28,697
Lenovo Group Ltd.	8,300	HK Overnight Index Swap Ref Rate Minus 0.40%		100	8/1/16	5,934
Lenovo Group Ltd.	8,100	HK Overnight Index Swap Ref Rate Minus 0.50%		97	8/1/16	5,738
Li & Fung Ltd.	182,900	HK Overnight Index Swap Ref Rate Minus 0.40%		1,180	8/1/16	48,514
Li & Fung Ltd.	52,000	HK Overnight Index Swap Ref Rate Minus 0.40%		544	8/1/16	40,645
Malayan Banking Bhd	48,943	FedFundEffective Minus 4.00%	USD	93	8/1/16	(5,586)
Man Group PLC (London)	68,336	SONIA Overnight Deposit Rate Minus 0.30%	GBP	109	8/1/16	6,086
MITSUI & Co., Ltd.	8,650	MUTSCALM Minus 0.40%	JPY	14,194	8/1/16	26,165
MITSUI & Co., Ltd.	3,200	MUTSCALM Minus 0.40%		5,283	8/1/16	9,968
MITSUI & Co., Ltd.	400	MUTSCALM Minus 0.40%		893	8/1/16	3,311
Mitsui O.S.K Lines Ltd.	96,800	MUTSCALM Minus 0.40%		29,060	8/1/16	76,874
MTN Group Ltd.	46,206	South Africa Benchmark Overnight Rate Minus 0.95%	ZAR	6,150	8/1/16	(881)
Neptune Group Ltd.	266,326	HK Overnight Index Swap Ref Rate Minus 0.50%	HKD	969	7/24/16	(370)
Nintendo Co., Ltd.	758	MUTSCALM Minus 0.40%	JPY	14,547	8/1/16	22,911
Ocado Group PLC	19,702	SONIA Overnight Deposit Rate Minus 0.30%	GBP	75	8/1/16	32,795

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Notional Amount (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
Ocado Group PLC	3,130	SONIA Overnight Deposit Rate Minus 0.75%	GBP	12	8/1/16	$6,044
Ocado Group PLC	800	SONIA Overnight Deposit Rate Minus 0.30%		3	8/1/16	1,917
Ocado Group PLC	700	SONIA Overnight Deposit Rate Minus 6.25%		3	8/1/16	1,493
Ocado Group PLC	200	SONIA Overnight Deposit Rate Minus 0.30%		1	8/1/16	432
Old Mutual PLC	212,521	SONIA Overnight Deposit Rate Minus 0.30%		355	8/1/16	(5,773)
PICC Property & Casualty Co., Ltd.	93,471	HK Overnight Index Swap Ref Rate Minus 0.40%	HKD	1,197	8/1/16	12,803
Ping An Insurance (Group) Co. of China Ltd.	79,000	HK Overnight Index Swap Ref Rate Minus 0.40%	HKD	2,902	8/1/16	38,802
Qantas Airways Ltd.	186,258	RBA Daily Cash Rate Target Minus 0.50%	AUD	733	1/11/18	11,501
Sasol Ltd.	4,356	South Africa Benchmark Overnight Rate Minus 0.95%	ZAR	1,743	8/1/16	(7,387)
Shoprite Holdings Ltd.	15,403	South Africa Benchmark Overnight Rate Minus 0.95%		2,093	8/1/16	(17,483)
SPDR S&P500 ETF Trust	1,650	FedFundEffective Minus 0.35%	USD	321	7/24/17	2,094
Standard Bank Group Ltd.	18,023	South Africa Benchmark Overnight Rate Minus 0.95%	ZAR	1,912	8/1/16	(3,050)
Standard Chartered PLC	39,993	SONIA Overnight Deposit Rate Minus 0.30%	GBP	246	8/1/16	104,270
Steinhoff International Holdings Ltd.	15,394	South Africa Benchmark Overnight Rate Minus 0.95%	ZAR	1,212	8/1/16	(5,792)
Woodside Petroleum Ltd.	15,037	RBA Daily Cash Rate Target Minus 0.40%	AUD	496	8/1/16	77,601
Woodside Petroleum Ltd.	2,800	RBA Daily Cash Rate Target Minus 0.40%		118	8/1/16	32,603
Woodside Petroleum Ltd.	425	RBA Daily Cash Rate Target Minus 0.40%		17	8/1/16	4,525
Woodside Petroleum Ltd.	200	RBA Daily Cash Rate Target Minus 0.40%		9	8/1/16	2,579

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Notional Amount (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
Woolworth Holdings Ltd.	17,500	South Africa Benchmark Overnight Rate Minus 0.95%	ZAR	1,571	8/1/16	$8,601
Wynn Macau Ltd.	109,149	HK Overnight Index Swap Ref Rate Minus 2.68%	HKD	843	8/1/16	54,268
Zhuzhou CSR Times Electric Co., LTd.	33,700	HK Overnight Index Swap Ref Rate Minus 0.40%		1,561	8/1/16	35,951
Zoomlion Heavy Industry Science & Technology Co., Ltd.	114,500	HK Overnight Index Swap Ref Rate Minus 3.21%		611	8/1/16	47,035
Zoomlion Heavy Industry Science & Technology Co., Ltd.	79,000	HK Overnight Index Swap Ref Rate Minus 3.21%		383	8/1/16	27,567

						$2,507,687

(a)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(b)	Non-income producing security.
(c)	Represents entire or partial securities out on loan.
(d)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 29, 2016, the aggregate market value of these securities amounted to $17,041,200 or 4.8% of net assets.
(e)	Security is in default and is non-income producing.
(f)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(g)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at February 29, 2016.
(h)	Illiquid security.
(i)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.54% of net assets as of February 29, 2016, are considered illiquid and restricted.

Restricted Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
American Gilsonite Co.
11.50%, 9/01/17	8/01/14-2/24/15	$1,500,821	$644,400	0.18%
Aegis Merger Sub, Inc.
10.25%, 2/15/23	1/30/15-1/21/16	1,292,721	1,262,625	0.36%

(j)	Convertible security.
(k)	This position or a portion of this position represents an unsettled loan purchase. The coupon rate will be determined at the time of settlement and will be based upon the London-Interbank Offered Rate (“LIBOR”) plus a premium which was determined at the time of purchase.
(l)	One contract relates to 100 shares.
(m)	One contract relates to 1 share.
(n)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(o)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(p)	As of February 29, 2016, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $19,034,308 and gross unrealized depreciation of investments was $(27,665,527), resulting in net unrealized depreciation of $(8,631,219).

Currency Abbreviations:
AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
EUR	-	Euro
GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
JPY	-	Japanese Yen
NOK	-	Norwegian Krone
SEK	-	Swedish Krona
USD	-	United States Dollar
ZAR	-	South African Rand
Glossary:
ADR	-	American Depositary Receipt
BBA	-	British Bankers Association
CME	-	Chicago Mercantile Exchange
EONIA	-	Euro OverNight Index Average
ETF	-	Exchange Traded Fund
EURIBOR	-	Euro Interbank Offered Rate
FedFundEffective	-	Federal Funds Effective Rate
GDR	-	Global Depositary Receipt
HIBOR	-	Hong Kong Interbank Offer Rate
HKAB	-	Hong Kong Association of Banks
LIBOR	-	London Interbank Offered Rates
MUTSCALM	-	Bank of Japan Estimated Unsecured Overnight Call Rate
NVDR	-	Non Voting Depositary Receipt
PJSC	-	Public Joint Stock Company
RBA	-	Reserve Bank of Australia
REG	-	Registered Shares
SONIA	-	Sterling Overnight Index Average
SPDR	-	Standard & Poor’s Depository Receipt

AB Cap Fund, Inc. - AB Multi-Manager Alternative Strategies Fund

February 29, 2016 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Update Fund’s investments by the above fair value hierarchy levels as of February 29, 2016:

Investments in Securities:	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Consumer Discretionary	$53,695,362		$4,713,087		$	– 0	–	$58,408,449
Information Technology	28,422,009		2,148,992			– 0	–	30,571,001
Health Care	24,977,557		1,456,971			– 0	–	26,434,528
Industrials	22,065,728		3,007,869			– 0	–	25,073,597
Consumer Staples	21,335,759		964,421			– 0	–	22,300,180
Financials	21,107,909		526,173			– 0	–	21,634,082
Materials	17,791,767		159,583			– 0	–	17,951,350
Energy	5,232,180		51,520			– 0	–	5,283,700
Utilities	5,176,586		– 0	–		– 0	–	5,176,586
Telecommunication Services	1,081,244		691,346			– 0	–	1,772,590
Corporate Bonds	– 0	–	28,113,912			2,264,845		30,378,757
Government Issues	– 0	–	4,013,670			– 0	–	4,013,670
Depository Receipts	2,056,783		140,018			– 0	–	2,196,801
Convertible Bonds	– 0	–	416,412			1,102,922		1,519,334
Municipals	– 0	–	1,410,938			50,181		1,461,119
Preferred Stocks	1,032,633		69,090			– 0	–	1,101,723
R.E. Investment Trust Units	658,253		– 0	–		– 0	–	658,253
Bank Loans	– 0	–	– 0	–		611,457		611,457
Equity Linked Note	– 0	–	– 0	–		377,806		377,806
Options Purchased - Puts	– 0	–	372,282			– 0	–	372,282
Collateralized Mortgage Obligations	– 0	–	– 0	–		247,767		247,767
Common Stock Units	102,551		– 0	–		– 0	–	102,551
Warrants	56,410		– 0	–		– 0	–	56,410
Options Purchased - Calls	– 0	–	11,180			– 0	–	11,180
Short-Term Investments:
STIF Type Instruments	58,541,812		– 0	–		– 0	–	58,541,812
Government Issues	– 0	–	999,230			– 0	–	999,230
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	4,860,802		– 0	–		– 0	–	4,860,802
Liabilities:
Common Stocks:
Consumer Discretionary	(13,999,174)		(1,916,352)			– 0	–	(15,915,526)
Information Technology	(5,385,974)		(1,770,926)			– 0	–	(7,156,900)
Health Care	(6,054,513)		– 0	–		– 0	–	(6,054,513)
Financials	(4,044,856)		(1,029,225)			– 0	–	(5,074,081)
Materials	(3,361,827)		(1,020,513)			– 0	–	(4,382,340)
Industrials	(3,301,987)		(1,043,562)			– 0	–	(4,345,549)
Consumer Staples	(2,510,637)		(589,319)			– 0	–	(3,099,956)
Utilities	(881,305)		– 0	–		– 0	–	(881,305)
Energy	(836,493)		– 0	–		– 0	–	(836,493)
Telecommunication Services	(209,506)		– 0	–		– 0	–	(209,506)
Mutual Funds	(45,513,008)		– 0	–		– 0	–	(45,513,008)
Depository Receipts	(1,820,323)		(224,331)			– 0	–	(2,044,654)
Corporate Bonds	– 0	–	(1,822,497)			– 0	–	(1,822,497)
R.E. Investment Trust Units	(29,222)		– 0	–		– 0	–	(29,222)

Total Investments in Securities	180,246,520		39,849,969			4,654,978		224,751,467

Other Financial Instruments (a):
Assets:
Forward Foreign Currency Contracts	– 0	–	453,325			– 0	–	453,325
Credit Default Swaps	– 0	–	164,074			– 0	–	164,074
Total Return Swaps	– 0	–	2,873,781			– 0	–	2,873,781
Liabilities:
Forward Foreign Currency Contracts	– 0	–	(130,794)			– 0	–	(130,794)
Call Options Written	– 0	–	(1,935)			– 0	–	(1,935)
Centrally Cleared Credit Default Swaps	– 0	–	(81,769)			– 0	–	(81,769)
Credit Default Swaps	– 0	–	(62,852)			– 0	–	(62,852)
Total Return Swaps	– 0	–	(366,094)			– 0	–	(366,094)

Total (b)	$180,246,520		$42,697,705			$4,654,978		$227,599,203

(a)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument. Other financial instruments may also include options written which are valued at market value.
(b)	There were de minimis transfers under 1% of net assets between Level 1 and Level 2 during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Corporate Bonds		Convertible Bonds		Municipals
Balance as of 5/31/15	$3,905,418		$2,260,146		$520,445
Accrued discounts/(premiums)	(19,693)		34,769		321
Realized gain (loss)	(504,467)		(4,094)		9,305
Change in unrealized appreciation/depreciation	21,818		(1,285,355)		(1,207)
Purchases	1,063,481		2,503,847		50,313
Sales	(2,201,712)		(2,406,391)		(528,996)
Transfers in to Level 3	– 0	–	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–	– 0	–

Balance as of 2/29/16	$2,264,845		$1,102,922		$50,181

Net change in unrealized appreciation/depreciation from investments held as of 2/29/16	$(135,213)		$(1,241,215)		$(131)

	Bank Loans		Equity Linked Note		Collateralized Mortgage Obligations
Balance as of 5/31/15	$ – 0	–	$1,471,381		$402,258
Accrued discounts/(premiums)	– 0	–	– 0	–	– 0	–
Realized gain (loss)	– 0	–	(224,090)		– 0	–
Change in unrealized appreciation/depreciation	(2,636)		(262,386)		(1,852)
Purchases/Payups	614,093		– 0	–	111,000
Sales/Paydowns	– 0	–	(607,099)		(263,639)
Transfers in to Level 3	– 0	–	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–	– 0	–

Balance as of 2/29/16	$611,457		$377,806		$247,767

Net change in unrealized appreciation/depreciation from investments held as of 2/29/16	$(2,636)		$(262,386)		$(1,852)

	Total
Balance as of 5/31/15	$8,559,648
Accrued discounts/(premiums)	15,397
Realized gain (loss)	(723,346)
Change in unrealized appreciation/depreciation	(1,531,618)
Purchases/Payups	4,342,734
Sales/Paydowns	(6,007,837)
Transfers in to Level 3	– 0	–
Transfers out of Level 3	– 0	–

Balance as of 2/29/16	$4,654,978

Net change in unrealized appreciation/depreciation from investments held as of 2/29/16	$(1,643,433)

As of February 29, 2016, all Level 3 securities were priced by third party vendors.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Cap Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	April 25, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	April 25, 2016

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	April 25, 2016